Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 02/18/24)	$190	$189,523
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	394,850
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 04/15/25)	170	169,036
Toyota Auto Receivables Owner Trust Series 2021-B,
Class A4, 0.53%, 10/15/26 (Call 02/15/25)	75	73,762
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	98,726

Total Asset-Backed Securities — 0.1%
(Cost: $934,960)		925,897

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	100	109,943
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	460	471,979
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	1,000	1,097,196
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	100	104,638
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	100	97,038
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	150	157,857
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	1,074,237
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	155	163,427
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	730	766,375
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	79,321
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	172	182,924
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	108,506
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	111,074
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	162,703
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	900	1,013,331
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	622,860
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45 (Call 04/15/23)	75	76,822
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	100	104,793
		6,505,024
Total Collaterized Mortgage Obligations — 1.1%
(Cost: $6,609,038)		6,505,024

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	$15	$15,539
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	75	77,145
7.75%, 04/15/28 (Call 04/15/24)(b)	65	67,861
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	25	25,121
3.38%, 03/01/41 (Call 09/01/40)	33	34,865
4.75%, 03/30/30 (Call 12/30/29)	47	55,035
5.40%, 10/01/48 (Call 04/01/48)	35	49,470
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	27	26,263
4.63%, 03/15/30 (Call 03/15/25)(b)	30	29,515
5.00%, 08/15/27 (Call 08/15/22)(b)	50	50,458
6.25%, 06/15/25 (Call 06/15/22)(b)	20	20,800
WPP Finance 2010, 3.75%, 09/19/24	15	15,968
		468,040
Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	31,895
4.95%, 08/15/25 (Call 05/15/25)	15	16,057
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	40	38,392
5.13%, 10/01/24 (Call 07/01/24)	75	80,269
5.90%, 02/01/27	35	39,403
5.95%, 02/01/37	40	47,082
6.75%, 01/15/28	20	23,611
6.88%, 05/01/25 (Call 04/01/25)	49	56,007
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/31/21)(b)	30	32,319
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)	25	24,829
1.60%, 04/01/26 (Call 03/01/26)	20	19,863
Triumph Group Inc.
6.25%, 09/15/24 (Call 12/31/21)(b)	30	30,196
7.75%, 08/15/25 (Call 12/31/21)	25	24,840
8.88%, 06/01/24 (Call 02/01/23)(b)	31	34,012
		498,775
Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	30	31,040

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25(c)	50	43,350

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	20	19,874
4.25%, 03/15/29 (Call 03/15/24)(b)	10	10,000
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	50	52,140
4.88%, 05/15/26 (Call 02/15/26)(b)	53	56,575
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	25	24,937
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	25	25,397
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	27,484
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	96	104,863
4.25%, 04/01/25 (Call 01/01/25)	67	72,813
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	5	5,213
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	15	15,580

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
5.63%, 03/15/27 (Call 03/15/22)(b)	$30	$30,974
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	40	38,794
		484,644
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	100	109,069
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	220	227,269
2.85%, 08/14/29 (Call 05/14/29)(b)	10	10,559
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	30	29,839
2.25%, 09/15/23 (Call 07/15/23)(b)	155	158,653
2.80%, 04/11/26 (Call 01/11/26)(b)	30	31,514
3.90%, 04/09/25 (Call 03/09/25)(b)	80	86,417
4.15%, 04/09/30 (Call 01/09/30)(b)	30	34,285
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(b)	50	51,324
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	17	16,729
1.50%, 09/01/30 (Call 06/01/30)	165	156,927
2.60%, 09/01/50 (Call 03/01/50)	90	86,787
3.65%, 10/01/23 (Call 07/01/23)	71	74,282
4.88%, 10/01/43 (Call 04/01/43)	45	60,392
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	25	25,616
3.35%, 06/08/25 (Call 05/08/25)(b)	248	260,752
PACCAR Financial Corp.
0.35%, 08/11/23	25	24,843
0.35%, 02/02/24	10	9,889
0.80%, 06/08/23	15	15,026
1.10%, 05/11/26	10	9,884
1.80%, 02/06/25	15	15,297
2.15%, 08/15/24	15	15,397
2.65%, 04/06/23	45	46,218
3.40%, 08/09/23	25	26,139
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	20	19,511
		1,602,618
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	50	47,435
6.25%, 03/15/26 (Call 12/13/21)	25	25,592
6.50%, 04/01/27 (Call 04/01/22)	30	31,149
6.88%, 07/01/28 (Call 07/01/23)	20	21,348
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	12	13,733
4.40%, 10/01/46 (Call 04/01/46)	2	2,385
5.40%, 03/15/49 (Call 09/15/48)	70	95,309
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	235	243,735
4.38%, 03/15/45 (Call 09/15/44)	10	11,848
5.00%, 10/01/25(b)	60	67,383
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 12/16/21)(b)	20	16,313
13.00%, 06/01/24 (Call 06/01/22)(b)	25	27,150
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 12/31/21)(b)	25	25,624
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	20	19,914
4.50%, 02/15/32 (Call 02/15/27)	20	19,502

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.38%, 11/15/27 (Call 11/15/22)	$25	$26,117
5.63%, 06/15/28 (Call 06/15/23)	20	21,095
Lear Corp.
4.25%, 05/15/29 (Call 02/15/29)	30	33,481
5.25%, 05/15/49 (Call 11/15/48)	20	25,262
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	40	40,715
3.63%, 06/15/24 (Call 03/15/24)	5	5,307
4.15%, 10/01/25 (Call 07/01/25)	102	111,442
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	20	19,954
6.25%, 06/01/25 (Call 06/01/22)(b)	20	20,952
		972,745
Banks — 8.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	220	216,286
4.75%, 07/28/25(b)	5	5,474
4.80%, 04/18/26(b)	200	221,766
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(c)	200	198,178
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(c)	200	196,950
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	210	222,209
4.75%, 10/12/23(b)	275	292,597
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	240	235,673
3.45%, 07/17/27(b)	210	227,963
3.45%, 01/21/28(b)	45	49,282
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	140	144,001
4.40%, 05/19/26(b)	10	11,009
4.50%, 03/19/24(b)	10	10,711
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	55	60,076
Banco de Credito del Peru
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	100	97,999
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	25	24,437
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(c)	200	207,672
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(c)	150	163,109
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	208,744
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(c)	200	208,410
Bank of China Ltd., 5.00%, 11/13/24(c)	200	218,556
Bank of Communications Co. Ltd./Hong Kong, 1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	200	201,038
Bank of Montreal
0.40%, 09/15/23	5	4,973
0.45%, 12/08/23	15	14,880
0.63%, 07/09/24	30	29,621
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	15	14,595
1.85%, 05/01/25	125	127,169
2.50%, 06/28/24	344	355,906
3.80%, 12/15/32 (Call 12/15/27)(a)	160	171,728
4.34%, 10/05/28 (Call 10/05/23)(a)	200	211,106
Series E, 3.30%, 02/05/24	115	120,553
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	10	9,924
0.50%, 04/26/24 (Call 03/26/24)	25	24,744
1.60%, 04/24/25 (Call 03/24/25)	62	62,653

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.65%, 07/14/28 (Call 05/14/28)	$10	$9,879
1.65%, 01/28/31 (Call 10/28/30)	75	73,101
1.85%, 01/27/23 (Call 01/02/23)	5	5,071
2.10%, 10/24/24	20	20,561
2.20%, 08/16/23 (Call 06/16/23)	30	30,710
2.45%, 08/17/26 (Call 05/17/26)	75	78,231
2.80%, 05/04/26 (Call 02/04/26)	95	99,888
2.95%, 01/29/23 (Call 12/29/22)	5	5,127
3.00%, 10/30/28 (Call 07/30/28)	85	90,735
3.25%, 09/11/24 (Call 08/11/24)	40	42,255
3.25%, 05/16/27 (Call 02/16/27)	110	118,699
3.30%, 08/23/29 (Call 05/23/29)	100	108,556
3.40%, 05/15/24 (Call 04/15/24)	75	79,192
3.40%, 01/29/28 (Call 10/29/27)	255	278,037
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	100	107,622
3.45%, 08/11/23	115	120,334
3.50%, 04/28/23	120	124,783
3.85%, 04/28/28	132	148,821
3.95%, 11/18/25 (Call 10/18/25)	50	54,866
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	45	47,534
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	116,094
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	19,979
Bank of Nova Scotia (The)
0.55%, 09/15/23	45	44,817
0.65%, 07/31/24	120	118,525
0.70%, 04/15/24	144	142,543
0.80%, 06/15/23	10	10,018
1.30%, 09/15/26 (Call 06/15/26)	10	9,820
1.63%, 05/01/23	40	40,536
2.15%, 08/01/31	110	109,113
2.70%, 08/03/26	15	15,687
4.50%, 12/16/25	15	16,619
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	245	242,599
2.38%, 11/21/24(b)	245	252,357
3.75%, 07/20/23(b)	225	235,660
BDO Unibank Inc., 2.13%, 01/13/26(c)	200	201,132
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	210	204,613
1.90%, 09/30/28 (Call 09/30/27)(a)(b)	200	196,434
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	15	15,479
2.82%, 01/26/41(b)	200	190,426
2.87%, 04/19/32 (Call 04/19/31)(a)(b)	210	212,967
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	207,194
3.38%, 01/09/25(b)	20	21,085
3.50%, 03/01/23(b)	30	30,992
3.80%, 01/10/24(b)	40	42,124
4.38%, 05/12/26(b)	200	218,256
4.40%, 08/14/28(b)	205	231,732
4.63%, 03/13/27(b)	300	332,304
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	230	245,881
5.20%, 01/10/30 (Call 01/10/29)(a)(b)	110	129,373
BPCE SA
1.00%, 01/20/26(b)	65	63,161
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	10	9,888
2.38%, 01/14/25(b)	385	393,135
2.70%, 10/01/29(b)	20	20,676
4.00%, 09/12/23(b)	5	5,256
4.63%, 07/11/24(b)	30	32,210

Security	Par (000)	Value

Banks (continued)
4.63%, 09/12/28(b)	$285	$325,746
4.88%, 04/01/26(b)	235	260,986
5.15%, 07/21/24(b)	95	103,447
5.70%, 10/22/23(b)	10	10,816
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	26,035
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	60	59,669
0.50%, 12/14/23	55	54,389
0.95%, 06/23/23	75	75,204
0.95%, 10/23/25	95	93,267
1.25%, 06/22/26	50	48,645
2.25%, 01/28/25	195	200,372
3.10%, 04/02/24	278	290,771
3.50%, 09/13/23	86	90,313
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	200	211,490
China Minsheng Banking Corp. Ltd./Hong Kong, 1.17%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	200	199,996
CIMB Bank Bhd, 0.90%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(c)	200	201,420
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	55	55,884
2.64%, 09/30/32 (Call 07/02/32)	80	79,929
2.85%, 07/27/26 (Call 04/27/26)	190	199,633
3.25%, 04/30/30 (Call 01/30/30)	259	275,941
4.30%, 12/03/25 (Call 11/03/25)	15	16,403
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	230	240,145
4.00%, 02/01/29 (Call 11/03/28)	115	130,254
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(d)	200	202,334
Commerzbank AG, 8.13%, 09/19/23(b)	100	110,604
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	10	10,813
4.63%, 12/01/23	15	16,018
5.25%, 05/24/41	196	272,993
5.25%, 08/04/45	5	6,761
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25.	260	279,068
Cooperatieve Rabobank UA
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	40	38,987
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	270	267,551
5.80%, 09/30/2110(b)	5	8,134
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	10	10,697
4.38%, 03/17/25(b)	15	16,192
Credit Agricole SA/London
3.75%, 04/24/23(b)	15	15,619
4.13%, 01/10/27(b)	20	21,990
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	410	435,580
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(c)	200	197,586
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	35	35,861
2.70%, 02/06/30 (Call 11/06/29)	15	15,318
3.45%, 07/27/26 (Call 04/27/26)	45	47,759
4.20%, 08/08/23	20	21,069
4.65%, 09/13/28 (Call 06/13/28)	30	34,295
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)	215	211,044
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	225	222,084

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.15%, 12/02/22(b)	$200	$203,358
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	55	77,729
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(c)(d)	200	214,568
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	230	227,419
2.05%, 02/10/25(b)	225	229,565
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(d)	200	209,570
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	24,131
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	165	170,663
4.00%, 05/26/25 (Call 04/26/25)	140	150,017
HSBC Bank USA N.A., 7.00%, 01/15/39	10	15,543
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	10	12,683
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	20	19,760
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	55	53,776
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	220	218,913
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	205	206,611
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	75	77,122
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	305	305,107
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	215	218,502
3.60%, 05/25/23	10	10,408
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	20	21,065
3.90%, 05/25/26	35	37,834
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	210	218,841
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	10	10,913
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	216,458
4.25%, 03/14/24	10	10,587
4.25%, 08/18/25	10	10,779
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	20	21,650
4.30%, 03/08/26	30	32,887
4.38%, 11/23/26	420	458,917
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	185	207,429
5.25%, 03/14/44	5	6,497
6.50%, 05/02/36	145	197,162
6.50%, 09/15/37	145	200,233
6.80%, 06/01/38	160	228,530
HSBC USA Inc., 3.50%, 06/23/24.	10	10,578
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	40	38,856
2.55%, 02/04/30 (Call 11/04/29)	140	142,486
2.63%, 08/06/24 (Call 07/06/24)	411	425,081
4.00%, 05/15/25 (Call 04/15/25)	140	151,301
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(c)	200	219,566
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 0.89%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	200	200,984
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(c)	200	197,418
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(c)	200	198,698
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	15	14,876
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	235	233,895
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	20	20,361

Security	Par (000)	Value

Banks (continued)
3.55%, 04/09/24	$5	$5,273
3.95%, 03/29/27	240	262,678
4.10%, 10/02/23	315	332,977
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(c)	200	208,156
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	200	201,000
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	25	24,848
3.90%, 04/13/29	10	11,109
KeyCorp.
2.25%, 04/06/27	186	189,649
2.55%, 10/01/29	185	190,404
4.10%, 04/30/28	75	85,019
4.15%, 10/29/25	210	230,786
KfW
0.00%, 04/18/36(e)	60	46,951
0.13%, 05/16/23(c)	10	9,953
0.25%, 04/25/23	205	204,512
0.25%, 10/19/23	270	268,383
0.25%, 03/08/24	110	108,863
0.38%, 07/18/25	340	331,803
0.50%, 09/20/24	122	120,770
0.63%, 01/22/26	184	180,511
0.75%, 09/30/30	90	84,889
1.00%, 10/01/26	15	14,864
1.38%, 08/05/24	225	228,220
1.63%, 02/15/23	85	86,275
1.75%, 09/14/29	95	97,083
2.00%, 05/02/25	149	153,962
2.13%, 01/17/23	170	173,390
2.38%, 12/29/22	85	86,850
2.50%, 11/20/24	250	261,727
2.63%, 02/28/24	245	255,491
2.88%, 04/03/28	114	124,505
Korea Development Bank (The)
1.63%, 01/19/31	200	197,286
3.00%, 01/13/26	200	213,404
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	120	129,328
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	75	74,093
0.88%, 09/03/30	60	56,968
1.75%, 07/27/26	25	25,622
1.75%, 01/14/27(c)	75	76,832
1.88%, 04/17/23(c)	90	91,756
2.00%, 01/13/25	186	191,889
2.38%, 01/23/24(c)	145	150,172
2.38%, 06/10/25	80	83,632
3.13%, 11/14/23	155	162,491
Series 37, 2.50%, 11/15/27	90	95,682
Series 40, 0.50%, 05/27/25	105	103,039
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	365	374,326
3.75%, 01/11/27	230	248,848
4.34%, 01/09/48	210	251,813
4.45%, 05/08/25	450	491,958
4.55%, 08/16/28	200	228,696
4.58%, 12/10/25	220	241,338
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	120	123,488
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	65	64,190

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.62%, 06/03/30(b)	$15	$15,674
3.90%, 01/15/26(b)	180	196,711
4.00%, 07/29/25(b)	40	43,623
4.88%, 06/10/25(b)	5	5,481
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	5	4,986
0.95%, 07/19/25 (Call 07/19/24)(a)	5	4,955
1.41%, 07/17/25	15	14,938
1.54%, 07/20/27 (Call 07/20/26)(a)	10	9,856
2.19%, 02/25/25	210	214,975
2.31%, 07/20/32 (Call 07/20/31)(a)	20	19,764
2.49%, 10/13/32 (Call 10/13/31)(a)	5	5,018
2.53%, 09/13/23	205	211,187
2.76%, 09/13/26	10	10,440
2.80%, 07/18/24	15	15,621
3.20%, 07/18/29	35	36,986
3.74%, 03/07/29	95	104,659
3.75%, 07/18/39	205	233,062
3.76%, 07/26/23	25	26,209
4.05%, 09/11/28	10	11,270
4.29%, 07/26/38	20	24,117
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	135	134,471
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	69	68,831
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	40	39,603
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	95	93,585
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	305	295,094
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	35	34,717
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	135	132,547
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	235	232,255
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	270	255,730
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	145	138,693
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	55	56,140
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	120	117,595
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	10	9,648
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	15	15,035
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	110	113,062
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	55	56,789
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	120	119,735
3.13%, 07/27/26	15	15,867
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	30	31,592
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	79	85,068
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	85	92,868
3.63%, 01/20/27	255	275,749
3.70%, 10/23/24	40	42,628
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	120	124,520
3.75%, 02/25/23	70	72,556
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	135	147,110
3.88%, 01/27/26	70	76,010
3.95%, 04/23/27	195	213,088
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	195	224,909
4.00%, 07/23/25	120	130,187
4.10%, 05/22/23	40	41,824
4.30%, 01/27/45	255	315,499
4.35%, 09/08/26	45	49,697
4.38%, 01/22/47	30	38,019

Security	Par (000)	Value

Banks (continued)
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	$175	$212,602
5.00%, 11/24/25	170	190,119
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	125	190,412
6.25%, 08/09/26	25	29,952
6.38%, 07/24/42	130	197,687
7.25%, 04/01/32	125	180,174
Series F, 3.88%, 04/29/24	70	74,304
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	40	39,424
MUFG Bank Ltd., 3.75%, 03/10/24(b)	5	5,292
National Bank of Canada, 0.55%, 11/15/24 (Call 11/15/23)(a)	280	277,449
Nordea Bank Abp
0.63%, 05/24/24(b)	40	39,566
0.75%, 08/28/25(b)	215	210,848
1.00%, 06/09/23(b)	200	201,050
1.50%, 09/30/26(b)	30	29,514
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	10	11,135
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	65	64,625
3.15%, 05/03/29 (Call 02/03/29)	196	212,380
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	150	159,008
3.65%, 08/03/28 (Call 05/03/28)	135	151,385
3.95%, 10/30/25	45	49,601
NRW Bank
0.63%, 05/19/25(c)	120	118,241
0.88%, 03/09/26(c)	25	24,701
1.88%, 07/31/24(c)	189	193,991
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	170	165,294
0.50%, 02/02/26	120	116,869
1.50%, 02/12/25	120	121,921
2.88%, 03/13/23	70	72,158
3.13%, 11/07/23	390	408,580
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	35	37,459
PNC Bank N.A.
2.70%, 10/22/29	20	20,821
3.80%, 07/25/23 (Call 06/25/23)	5	5,233
4.05%, 07/26/28	10	11,304
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	10	9,882
2.20%, 11/01/24 (Call 10/02/24)	95	97,998
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	125	125,649
2.55%, 01/22/30 (Call 10/24/29)	185	190,335
2.60%, 07/23/26 (Call 05/23/26)	170	178,099
3.15%, 05/19/27 (Call 04/19/27)	65	70,056
3.45%, 04/23/29 (Call 01/23/29)	281	307,279
3.50%, 01/23/24 (Call 12/23/23)	189	198,548
3.90%, 04/29/24 (Call 03/29/24)	20	21,279
QNB Finance Ltd., 2.63%, 05/12/25(c)	200	206,250
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	120	117,322
2.25%, 05/18/25 (Call 04/18/25)	175	179,683
7.38%, 12/10/37	56	85,156
Shinhan Bank Co. Ltd.
3.88%, 03/24/26(c)	200	215,390
4.50%, 03/26/28(c)	200	226,860
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(c)(d)	200	211,048

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(c)	$200	$204,988
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	200	199,366
0.85%, 09/02/25(b)	200	196,440
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	220	214,922
2.63%, 10/16/24(b)	5	5,148
2.63%, 01/22/25(b)	15	15,430
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	275	274,893
3.00%, 01/22/30(b)	200	206,474
4.00%, 01/12/27(b)	215	232,331
4.25%, 09/14/23(b)	5	5,283
4.75%, 09/14/28(b)	40	45,829
5.00%, 01/17/24(b)	35	37,362
State Street Corp.
2.20%, 03/03/31	120	119,119
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	80	82,651
2.40%, 01/24/30	65	66,961
2.65%, 05/19/26	90	95,099
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	90	94,891
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	65	67,899
3.10%, 05/15/23	96	99,378
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	5	5,443
3.30%, 12/16/24	89	94,817
3.55%, 08/18/25	75	81,288
3.70%, 11/20/23	35	37,018
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	60	63,406
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	90	102,684
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	10	10,794
3.95%, 01/10/24	5	5,301
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	10	9,897
1.40%, 09/17/26	20	19,599
1.47%, 07/08/25	200	199,624
1.71%, 01/12/31	110	104,198
2.13%, 07/08/30	15	14,765
2.14%, 09/23/30	125	120,799
2.22%, 09/17/31	10	9,818
2.30%, 01/12/41	10	9,365
2.63%, 07/14/26	55	57,037
2.70%, 07/16/24	300	311,118
2.72%, 09/27/29	5	5,145
2.75%, 01/15/30	210	216,514
2.93%, 09/17/41	180	178,495
3.01%, 10/19/26	75	79,319
3.04%, 07/16/29	5	5,249
3.10%, 01/17/23	98	100,620
3.20%, 09/17/29	110	115,207
3.35%, 10/18/27	43	46,377
3.36%, 07/12/27	105	113,282
3.45%, 01/11/27	55	59,014
3.54%, 01/17/28	10	10,888
3.75%, 07/19/23	102	106,746
3.78%, 03/09/26	125	135,430
3.94%, 10/16/23	75	79,243
3.94%, 07/19/28	15	16,695

Security	Par (000)	Value

Banks (continued)
4.31%, 10/16/28	$45	$51,161
4.44%, 04/02/24(b)	20	21,321
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	25	26,244
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	10	9,958
1.80%, 02/02/31 (Call 11/02/30)	45	42,794
2.10%, 05/15/28 (Call 03/15/28)	50	50,049
3.13%, 06/05/30 (Call 03/05/30)	155	162,913
3.50%, 01/29/25	25	26,534
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	5	4,940
0.63%, 06/30/23(b)	45	44,971
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	5	4,921
3.90%, 11/20/23	30	31,838
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	5	5,308
Toronto-Dominion Bank (The)
0.30%, 06/02/23	42	41,781
0.45%, 09/11/23	65	64,665
0.55%, 03/04/24	235	232,805
0.70%, 09/10/24	10	9,889
0.75%, 06/12/23	110	110,117
0.75%, 09/11/25	35	34,173
0.75%, 01/06/26	320	311,181
1.15%, 06/12/25	35	34,796
1.20%, 06/03/26	315	310,492
2.65%, 06/12/24	30	31,181
3.25%, 03/11/24	145	152,280
3.50%, 07/19/23	20	20,931
3.63%, 09/15/31 (Call 09/15/26)(a)	160	172,613
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	10	10,099
2.25%, 03/11/30 (Call 12/11/29)	60	59,559
2.64%, 09/17/29 (Call 09/17/24)(a)	5	5,159
3.00%, 02/02/23 (Call 01/02/23)	5	5,127
3.20%, 04/01/24 (Call 03/01/24)	40	41,946
3.30%, 05/15/26 (Call 04/15/26)	10	10,673
3.63%, 09/16/25 (Call 08/16/25)	25	26,892
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	30	31,432
3.80%, 10/30/26 (Call 09/30/26)	10	10,955
4.05%, 11/03/25 (Call 09/03/25)	5	5,498
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	33,681
1.20%, 08/05/25 (Call 07/03/25)	70	69,748
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	150	147,332
1.95%, 06/05/30 (Call 03/05/30)	85	84,196
2.20%, 03/16/23 (Call 02/13/23)	180	183,287
2.50%, 08/01/24 (Call 07/01/24)	118	122,011
2.85%, 10/26/24 (Call 09/26/24)	95	99,187
3.70%, 06/05/25 (Call 05/05/25)	190	205,299
3.75%, 12/06/23 (Call 11/06/23)	190	200,458
4.00%, 05/01/25 (Call 03/01/25)	15	16,265
Turkiye Is Bankasi AS, 7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	197,616
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(c)	200	191,670
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	170	176,064
2.49%, 11/03/36 (Call 11/03/31)(a)	10	9,949
3.00%, 07/30/29 (Call 04/30/29)	140	148,149
3.10%, 04/27/26 (Call 03/27/26)	25	26,559
3.70%, 01/30/24 (Call 12/29/23)	15	15,863

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series V, 2.38%, 07/22/26 (Call 06/22/26)	$190	$197,630
Series X, 3.15%, 04/27/27 (Call 03/27/27)	135	144,553
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	30	29,774
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	215	226,432
3.88%, (Call 10/19/23)(a)(c)(d)	200	205,086
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	55	55,824
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	20	22,095
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	25	25,478
Wintrust Financial Corp., 4.85%, 06/06/29	20	21,747
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	15	15,617
		52,221,481
Beverages — 0.7%
Coca-Cola Co. (The)
1.00%, 03/15/28	85	81,162
1.38%, 03/15/31	103	96,813
1.45%, 06/01/27	125	123,770
1.50%, 03/05/28	10	9,847
1.65%, 06/01/30	109	105,472
1.75%, 09/06/24	157	160,253
2.00%, 03/05/31	10	9,943
2.13%, 09/06/29	92	93,542
2.25%, 01/05/32	10	10,111
2.50%, 06/01/40	100	98,893
2.50%, 03/15/51	105	102,538
2.60%, 06/01/50	141	140,047
2.75%, 06/01/60	35	35,008
2.88%, 05/05/41	10	10,390
2.90%, 05/25/27	35	37,358
3.00%, 03/05/51	5	5,324
3.38%, 03/25/27	30	32,573
3.45%, 03/25/30	120	132,788
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(b)	15	14,913
0.80%, 05/03/24(b)	10	9,851
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	15	14,221
5.25%, 11/26/43	150	199,519
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(c)	150	155,364
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	30	29,713
2.25%, 03/15/31 (Call 12/15/30)	5	4,957
2.55%, 09/15/26 (Call 06/15/26)	80	82,897
3.13%, 12/15/23 (Call 10/15/23)	34	35,397
3.20%, 05/01/30 (Call 02/01/30)	80	84,994
3.35%, 03/15/51 (Call 09/15/50)	40	42,176
3.40%, 11/15/25 (Call 08/15/25)	30	31,957
3.43%, 06/15/27 (Call 03/15/27)	15	16,167
3.80%, 05/01/50 (Call 11/01/49)	35	39,389
4.06%, 05/25/23 (Call 04/25/23)	47	49,080
4.42%, 05/25/25 (Call 03/25/25)	52	56,870
4.42%, 12/15/46 (Call 06/15/46)	61	73,848
4.50%, 11/15/45 (Call 05/15/45)	30	36,537
4.60%, 05/25/28 (Call 02/25/28)	44	50,262
4.99%, 05/25/38 (Call 11/25/37)	149	186,195
5.09%, 05/25/48 (Call 11/25/47)	27	35,723
PepsiCo Inc.
0.40%, 10/07/23	30	29,861

Security	Par (000)	Value

Beverages (continued)
0.75%, 05/01/23	$100	$100,304
1.40%, 02/25/31 (Call 11/25/30)	20	19,094
1.63%, 05/01/30 (Call 02/01/30)	123	119,585
1.95%, 10/21/31 (Call 07/21/31)	10	9,946
2.25%, 03/19/25 (Call 02/19/25)	42	43,393
2.38%, 10/06/26 (Call 07/06/26)	99	103,604
2.63%, 03/19/27 (Call 01/19/27)	53	55,788
2.63%, 07/29/29 (Call 04/29/29)	54	56,844
2.75%, 03/01/23	91	93,515
2.75%, 04/30/25 (Call 01/30/25)	25	26,184
2.75%, 03/19/30 (Call 12/19/29)	107	113,116
2.75%, 10/21/51 (Call 04/21/51)	200	207,226
2.85%, 02/24/26 (Call 11/24/25)	85	90,020
2.88%, 10/15/49 (Call 04/15/49)	65	68,643
3.00%, 10/15/27 (Call 07/15/27)	112	120,234
3.38%, 07/29/49 (Call 01/29/49)	32	36,637
3.45%, 10/06/46 (Call 04/06/46)	26	29,641
3.50%, 07/17/25 (Call 04/17/25)	90	96,899
3.60%, 03/01/24 (Call 12/01/23)	20	21,082
3.63%, 03/19/50 (Call 09/19/49)	21	25,158
4.00%, 05/02/47 (Call 11/02/46)	15	18,772
		4,021,408
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	25	24,272
1.90%, 02/21/25 (Call 01/21/25)	95	96,572
2.20%, 02/21/27 (Call 12/21/26)	148	149,841
2.25%, 08/19/23 (Call 06/19/23)	50	51,118
2.30%, 02/25/31 (Call 11/25/30)	36	35,743
2.45%, 02/21/30 (Call 11/21/29)	70	70,713
2.60%, 08/19/26 (Call 05/19/26)	62	64,373
2.77%, 09/01/53 (Call 03/01/53)	95	89,678
2.80%, 08/15/41 (Call 02/15/41)	65	63,235
3.13%, 05/01/25 (Call 02/01/25)	37	38,964
3.15%, 02/21/40 (Call 08/21/39)	212	217,031
3.20%, 11/02/27 (Call 08/02/27)	55	58,528
3.38%, 02/21/50 (Call 08/21/49)	127	132,823
3.63%, 05/22/24 (Call 02/22/24)	89	93,946
4.40%, 05/01/45 (Call 11/01/44)	112	134,484
4.56%, 06/15/48 (Call 12/15/47)	55	68,671
4.66%, 06/15/51 (Call 12/15/50)	247	317,173
4.95%, 10/01/41	56	70,628
5.15%, 11/15/41 (Call 05/15/41)	77	99,216
6.40%, 02/01/39	5	7,160
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	124	121,820
3.15%, 05/01/50 (Call 11/01/49)	145	142,307
3.25%, 02/15/51 (Call 08/15/50)(b)	94	93,717
4.05%, 09/15/25 (Call 06/15/25)	60	65,267
5.20%, 09/15/45 (Call 03/15/45)	20	26,710
Illumina Inc.
0.55%, 03/23/23	130	129,405
2.55%, 03/23/31 (Call 12/23/30)	15	15,055
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	124	116,424
2.80%, 09/15/50 (Call 03/15/50)	66	62,280
		2,657,154
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	20	21,017

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	$15	$16,005
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	55	55,312
5.00%, 03/01/30 (Call 03/01/25)(b)	30	31,868
6.75%, 06/01/27 (Call 06/01/22)(b)	33	34,887
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	73	74,689
2.49%, 02/15/27 (Call 12/15/26)	15	15,344
2.70%, 02/15/31 (Call 11/15/30)	60	60,904
2.72%, 02/15/30 (Call 11/15/29)	64	65,315
3.38%, 04/05/40 (Call 10/05/39)	129	134,854
3.58%, 04/05/50 (Call 10/05/49)	147	157,044
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	35	36,645
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	15	16,594
4.40%, 05/09/47 (Call 11/09/46)(b)	10	12,140
4.50%, 04/04/48 (Call 10/04/47)(b)	10	12,411
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	66,421
4.00%, 09/21/23 (Call 08/21/23)	35	36,778
4.00%, 06/15/25 (Call 03/15/25)	47	50,605
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	20	20,822
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/31/21)(b)	25	25,264
4.88%, 12/15/27 (Call 12/15/22)(b)	25	25,591
6.25%, 05/15/25 (Call 05/15/22)(b)	15	15,738
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	159	158,038
1.70%, 08/01/27 (Call 06/01/27)	27	26,655
3.00%, 11/15/23 (Call 09/15/23)	12	12,422
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	20	19,697
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	22	21,912
3.20%, 07/15/51 (Call 01/15/51)	57	58,563
3.45%, 06/01/27 (Call 03/01/27)	35	37,619
4.25%, 07/02/24 (Call 04/02/24)	5	5,363
4.25%, 12/15/47 (Call 06/15/47)	10	11,989
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	32	32,283
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	194	186,750
2.00%, 02/15/31 (Call 11/15/30)	15	14,397
3.50%, 11/15/27 (Call 08/15/27)	35	37,718
4.50%, 05/15/47 (Call 11/15/46)	60	73,423
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	20	19,384
5.38%, 02/01/28 (Call 02/01/23)(b)	30	31,297
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	154	163,218
3.88%, 06/01/30 (Call 03/01/30)	40	43,764
3.95%, 08/15/29 (Call 05/15/29)	5	5,498
4.20%, 12/01/24 (Call 09/01/24)	39	41,897
4.30%, 07/15/47 (Call 01/15/47)	35	41,123
4.40%, 01/30/48 (Call 07/30/47)	65	77,594
7.00%, 12/01/36	25	35,957
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	35	34,673
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	10	11,152

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	$35	$36,468
6.50%, 03/15/27 (Call 03/15/22)(b)	25	26,045
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	155	170,905
4.50%, 06/15/47 (Call 12/15/46)	17	21,363
4.70%, 03/01/48 (Call 09/01/47)	5	6,459
		2,449,874
Chemicals — 0.8%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	5	5,117
3.50%, 09/27/46 (Call 03/27/46)(b)	5	5,859
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	140	140,886
1.85%, 05/15/27 (Call 03/15/27)	138	140,222
2.05%, 05/15/30 (Call 02/15/30)	64	64,280
2.70%, 05/15/40 (Call 11/15/39)	115	117,088
2.75%, 02/03/23	45	46,126
2.80%, 05/15/50 (Call 11/15/49)	50	51,668
3.35%, 07/31/24 (Call 04/30/24)	55	58,104
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	50	47,516
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	30	30,989
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	70	73,516
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	209	221,003
4.49%, 11/15/25 (Call 09/15/25)	185	204,658
4.73%, 11/15/28 (Call 08/15/28)	167	194,722
5.32%, 11/15/38 (Call 05/15/38)	144	186,388
5.42%, 11/15/48 (Call 05/15/48)	125	175,867
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	20,872
4.25%, 10/15/28 (Call 10/15/23)	20	20,464
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	30	28,745
4.50%, 02/01/26 (Call 12/31/21)(b)	20	20,195
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	70	68,783
1.83%, 10/15/27 (Call 08/15/27)(b)	90	88,565
2.30%, 11/01/30 (Call 08/01/30)(b)	124	121,385
3.20%, 05/01/23 (Call 02/01/23)	10	10,261
3.27%, 11/15/40 (Call 05/15/40)(b)	67	68,993
3.47%, 12/01/50 (Call 06/01/50)(b)	81	85,581
4.38%, 06/01/47 (Call 12/01/46)	45	53,932
4.45%, 09/26/28 (Call 06/26/28)	15	17,122
5.00%, 09/26/48 (Call 03/26/48)	35	46,058
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	20	20,655
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	29	27,074
2.00%, 08/10/50 (Call 02/10/50)	25	22,400
2.65%, 02/05/25 (Call 11/05/24)	35	36,553
2.70%, 02/21/23 (Call 11/21/22)	25	25,535
3.20%, 01/30/26 (Call 10/30/25)	80	85,784
3.55%, 11/07/42 (Call 05/07/42)	25	28,638
Nutrien Ltd.
1.90%, 05/13/23	15	15,211
2.95%, 05/13/30 (Call 02/13/30)	154	162,059

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.00%, 04/01/25 (Call 01/01/25)	$20	$20,969
3.38%, 03/15/25 (Call 12/16/21)	140	149,657
3.63%, 03/15/24 (Call 12/16/21)	50	52,956
3.95%, 05/13/50 (Call 11/13/49)	65	76,517
4.00%, 12/15/26 (Call 09/15/26)	15	16,491
4.13%, 03/15/35 (Call 09/15/34)	45	51,569
4.20%, 04/01/29 (Call 01/01/29)	45	51,062
5.00%, 04/01/49 (Call 10/01/48)	46	61,949
5.25%, 01/15/45 (Call 07/15/44)	30	40,937
5.63%, 12/01/40	5	6,921
5.88%, 12/01/36	30	40,092
6.13%, 01/15/41 (Call 07/15/40)	35	50,070
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	20	20,502
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23 (Call 01/24/23)(c)	200	204,862
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	39,176
2.40%, 08/15/24 (Call 07/15/24)	15	15,498
2.55%, 06/15/30 (Call 03/15/30)	135	138,745
3.20%, 03/15/23 (Call 02/15/23)	25	25,726
3.75%, 03/15/28 (Call 12/15/27)	189	211,468
SABIC Capital II BV, 4.50%, 10/10/28(c)	200	226,404
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	25	25,075
2.95%, 08/15/29 (Call 05/15/29)	10	10,511
3.30%, 05/15/50 (Call 11/15/49)	15	15,985
3.45%, 08/01/25 (Call 05/01/25)	10	10,680
3.80%, 08/15/49 (Call 02/15/49)	20	23,014
4.50%, 06/01/47 (Call 12/01/46)	65	81,455
4.55%, 08/01/45 (Call 02/01/45)	10	12,461
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	40	43,766
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(b)	75	72,745
6.50%, 05/01/25 (Call 05/01/22)(b)	30	31,400
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	65	67,903
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,142
4.75%, 06/01/28 (Call 03/01/28)(b)	245	280,106
		5,031,688
Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 06/15/23	40	41,185
4.13%, 08/01/29 (Call 08/01/28)(b)	60	58,383
4.88%, 07/15/32(b)	40	39,600
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	20,155
4.63%, 10/01/27 (Call 10/01/22)(b)	30	30,838
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	15	15,189
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	20	19,605
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	50	48,911
6.75%, 02/15/27 (Call 02/15/23)(b)	30	31,214
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	35	35,877
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	5	4,901
4.25%, 11/01/29 (Call 11/01/24)(b)	5	5,349
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	116	109,659
1.70%, 05/15/28 (Call 03/15/28)	7	6,979

Security	Par (000)	Value

Commercial Services (continued)
3.38%, 09/15/25 (Call 06/15/25)	$77	$82,580
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	30	30,488
5.38%, 03/01/29 (Call 03/01/24)(b)	40	40,993
5.75%, 07/15/27 (Call 07/15/22)(b)	40	41,414
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	50	49,983
5.25%, 10/01/25 (Call 07/01/25)	25	27,926
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	25	24,773
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	30	32,785
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	35	36,497
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	117	117,600
3.85%, 06/15/25 (Call 05/15/25)(b)	12	12,836
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	44	45,302
3.30%, 12/01/26 (Call 09/01/26)(b)	25	26,667
3.80%, 11/01/25 (Call 08/01/25)(b)	37	39,969
3.85%, 11/15/24 (Call 08/15/24)(b)	50	53,297
4.20%, 11/01/46 (Call 05/01/46)(b)	47	56,595
4.50%, 02/15/45 (Call 08/15/44)(b)	70	86,383
6.70%, 06/01/34(b)	5	6,967
7.00%, 10/15/37(b)	20	29,885
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	45	44,912
3.75%, 10/01/30 (Call 10/01/25)(b)	60	59,871
4.50%, 07/01/28 (Call 07/01/23)(b)	50	51,952
Graham Holdings Co., 5.75%, 06/01/26 (Call 12/13/21)(b)	25	26,008
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	15	14,742
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	70	72,479
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	25	26,311
4.00%, 03/01/26 (Call 12/01/25)(b)	25	27,156
4.13%, 08/01/23 (Call 07/01/23)	25	26,213
4.25%, 05/01/29 (Call 02/01/29)	40	45,364
4.75%, 02/15/25 (Call 11/15/24)(b)	60	65,601
4.75%, 08/01/28 (Call 05/01/28)	50	58,041
5.00%, 11/01/22 (Call 08/01/22)(b)	15	15,413
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	25	25,739
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	57	51,416
2.63%, 01/15/23 (Call 12/15/22)	40	40,829
3.25%, 01/15/28 (Call 10/15/27)	12	13,015
3.25%, 05/20/50 (Call 11/20/49)	26	27,859
3.75%, 03/24/25 (Call 02/24/25)	40	42,832
4.25%, 02/01/29 (Call 11/01/28)	2	2,289
4.88%, 02/15/24 (Call 11/15/23)	29	31,190
4.88%, 12/17/48 (Call 06/17/48)	19	25,730
5.25%, 07/15/44	42	57,331
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 12/31/21)(b)	25	25,394
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	55	53,231
4.75%, 07/15/31 (Call 07/15/26)(b)	30	29,133
5.63%, 10/01/28 (Call 10/01/23)(b)	60	61,459
5.88%, 10/01/30 (Call 10/01/25)(b)	45	46,859
PayPal Holdings Inc.
1.35%, 06/01/23	208	210,113
1.65%, 06/01/25 (Call 05/01/25)	59	59,598
2.30%, 06/01/30 (Call 03/01/30)	64	64,879

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.40%, 10/01/24 (Call 09/01/24)	$71	$73,411
2.65%, 10/01/26 (Call 08/01/26)	70	73,496
2.85%, 10/01/29 (Call 07/01/29)	104	109,579
3.25%, 06/01/50 (Call 12/01/49)	87	94,165
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	55	52,037
5.25%, 04/15/24(b)	45	47,161
5.75%, 04/15/26(b)	85	89,871
6.25%, 01/15/28 (Call 01/15/23)(b)	95	96,589
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	46	47,263
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	31,610
3.50%, 03/16/23 (Call 02/16/23)	95	98,059
4.00%, 03/18/29 (Call 12/18/28)	162	179,982
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/31/21)(b)	20	20,311
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	30	32,783
8.25%, 07/01/27 (Call 07/01/23)(f)	15	17,779
8.50%, 04/15/29(b)	20	29,971
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	24	22,553
2.30%, 08/15/60 (Call 02/15/60)	65	57,604
2.95%, 01/22/27 (Call 10/22/26)	12	12,740
3.25%, 12/01/49 (Call 06/01/49)	71	78,620
4.00%, 06/15/25 (Call 03/15/25)	52	56,621
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	45	43,269
4.00%, 05/15/31 (Call 05/15/26)	50	50,303
4.63%, 12/15/27 (Call 12/15/22)	25	26,045
5.13%, 06/01/29 (Call 06/01/24)	50	53,377
7.50%, 04/01/27	5	5,988
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	15	14,912
2.72%, 04/16/31 (Call 01/16/31)(b)	10	10,238
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	40	42,022
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	15	15,044
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	60	59,841
3.50%, 06/01/31 (Call 03/01/31)(b)	60	60,884
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	17	16,994
3.38%, 03/22/27 (Call 12/22/26)(b)	68	72,919
4.13%, 02/02/26 (Call 11/02/25)(b)	7	7,645
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	30	29,620
Triton Container International Ltd.
0.80%, 08/01/23(b)	20	19,834
1.15%, 06/07/24 (Call 05/07/24)(b)	50	49,542
2.05%, 04/15/26 (Call 03/15/26)(b)	162	161,002
3.15%, 06/15/31 (Call 03/15/31)(b)	75	75,697
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	45	44,324
3.88%, 11/15/27 (Call 11/15/22)	26	26,980
3.88%, 02/15/31 (Call 08/15/25)	75	75,292
4.00%, 07/15/30 (Call 07/15/25)	45	45,858
4.88%, 01/15/28 (Call 01/15/23)	110	115,173
5.25%, 01/15/30 (Call 01/15/25)	50	53,962
5.50%, 05/15/27 (Call 05/15/22)	60	62,415

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	$74	$81,507
4.00%, 06/15/25 (Call 03/15/25)	60	64,997
4.13%, 03/15/29 (Call 12/15/28)	70	78,548
5.50%, 06/15/45 (Call 12/15/44)	17	23,432
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	25	23,189
		5,546,802
Computers — 0.6%
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	15	15,394
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	35	35,187
4.00%, 07/01/29 (Call 07/01/24)(b)	25	25,158
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	38,574
Dell Inc.
5.40%, 09/10/40	10	11,623
6.50%, 04/15/38	25	31,731
7.10%, 04/15/28	20	24,936
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	22	23,435
4.90%, 10/01/26 (Call 08/01/26)	52	58,750
5.30%, 10/01/29 (Call 07/01/29)	105	124,924
5.45%, 06/15/23 (Call 04/15/23)	53	56,226
5.85%, 07/15/25 (Call 06/15/25)	37	42,331
6.02%, 06/15/26 (Call 03/15/26)	149	173,916
6.10%, 07/15/27 (Call 05/15/27)	37	44,622
6.20%, 07/15/30 (Call 04/15/30)	64	81,293
8.10%, 07/15/36 (Call 01/15/36)	84	128,383
8.35%, 07/15/46 (Call 01/15/46)	162	271,705
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 12/31/21)	35	34,579
9.38%, 07/15/25 (Call 07/15/22)(b)	20	21,265
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	20	19,674
2.38%, 09/15/28 (Call 07/15/28)	10	9,781
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 12/31/21)(b)	55	44,574
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	22	21,412
2.20%, 03/15/31 (Call 12/15/30)	12	11,787
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	58	58,306
1.75%, 04/01/26 (Call 03/01/26)	105	105,152
2.25%, 04/01/23 (Call 03/01/23)	63	64,049
4.45%, 10/02/23 (Call 09/02/23)	77	81,431
4.90%, 10/15/25 (Call 07/15/25)	54	60,074
6.20%, 10/15/35 (Call 04/15/35)	114	150,258
6.35%, 10/15/45 (Call 04/15/45)	146	198,010
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	110	112,622
2.65%, 06/17/31 (Call 03/17/31)(b)	7	6,909
3.00%, 06/17/27 (Call 04/17/27)	70	73,768
3.40%, 06/17/30 (Call 03/17/30)	152	159,749
6.00%, 09/15/41	61	81,071
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(c)	200	205,462
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	30	30,312
5.13%, 04/15/29 (Call 04/15/24)(b)	75	75,889
5.25%, 10/01/30 (Call 10/01/25)(b)	32	32,485
5.75%, 09/01/27 (Call 09/01/22)(b)	30	31,130
6.13%, 09/01/29 (Call 09/01/24)(b)	25	26,539

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$55	$55,656
2.70%, 06/22/30 (Call 03/22/30)	57	57,735
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	35	33,323
3.38%, 07/15/31 (Call 01/15/26)(b)	25	23,701
4.09%, 06/01/29 (Call 03/01/29)	30	30,705
4.13%, 01/15/31 (Call 10/15/30)	30	30,224
4.75%, 06/01/23	35	36,558
4.75%, 01/01/25	25	26,768
4.88%, 03/01/24 (Call 01/01/24)	30	31,811
4.88%, 06/01/27 (Call 03/01/27)	15	16,296
5.75%, 12/01/34 (Call 06/01/34)	30	34,245
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	42	42,194
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	150	162,118
		3,485,810
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	25	25,404
2.10%, 05/01/23	15	15,312
3.70%, 08/01/47 (Call 02/01/47)	79	98,475
4.00%, 08/15/45	27	34,554
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	30	29,614
5.50%, 06/01/28 (Call 06/01/23)(b)	50	52,189
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	14,913
2.00%, 12/01/24 (Call 11/01/24)	72	73,901
2.38%, 12/01/29 (Call 09/01/29)	34	34,957
2.60%, 04/15/30 (Call 01/15/30)	40	41,706
3.13%, 12/01/49 (Call 06/01/49)	30	32,921
3.15%, 03/15/27 (Call 12/15/26)	58	62,501
4.15%, 03/15/47 (Call 09/15/46)	30	38,188
4.38%, 06/15/45 (Call 12/15/44)	20	25,515
6.00%, 05/15/37	5	7,173
		587,323
Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	20	20,916
5.75%, 05/15/25 (Call 05/15/22)(b)	50	51,834
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	10	10,626
4.50%, 10/24/28 (Call 07/24/28)(b)	5	5,716
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	80	77,804
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	30	31,138
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 12/31/21)(b)	55	54,787
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	20	19,215
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	125	127,284
3.75%, 05/15/46 (Call 11/15/45)	35	41,560
4.60%, 06/15/45 (Call 12/15/44)	12	15,726
		456,606
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	25	24,950
1.75%, 01/30/26 (Call 12/30/25)	155	152,387
2.45%, 10/29/26 (Call 09/29/26)	5	5,017

Security	Par (000)	Value

Diversified Financial Services (continued)
2.88%, 08/14/24 (Call 07/14/24)	$150	$155,023
3.00%, 10/29/28 (Call 08/29/28)	200	201,386
3.30%, 01/30/32 (Call 10/30/31)	155	156,062
3.65%, 07/21/27 (Call 04/21/27)	10	10,604
3.85%, 10/29/41 (Call 04/29/41)	150	154,704
4.45%, 04/03/26 (Call 02/03/26)	10	10,889
4.50%, 09/15/23 (Call 08/15/23)	160	168,659
4.63%, 10/15/27 (Call 08/15/27)	155	171,242
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	150	159,730
3.50%, 08/01/25	5	5,347
4.25%, 02/15/24	105	112,161
AIG Global Funding
0.65%, 06/17/24(b)	30	29,615
0.90%, 09/22/25(b)	30	29,288
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	15	14,726
1.88%, 08/15/26 (Call 07/15/26)	120	118,188
2.10%, 09/01/28 (Call 07/01/28)	25	24,152
2.88%, 01/15/26 (Call 12/15/25)	5	5,139
3.00%, 02/01/30 (Call 11/01/29)	45	45,419
3.25%, 03/01/25 (Call 01/01/25)	25	26,042
3.25%, 10/01/29 (Call 07/01/29)	45	46,400
3.63%, 04/01/27 (Call 01/01/27)	5	5,288
3.75%, 06/01/26 (Call 04/01/26)	10	10,630
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	110	110,497
2.20%, 11/02/28 (Call 09/02/28)	5	4,959
3.05%, 06/05/23 (Call 05/05/23)	105	107,968
3.88%, 05/21/24 (Call 04/21/24)	110	115,919
4.63%, 03/30/25	75	82,017
5.13%, 09/30/24	105	115,460
5.75%, 11/20/25 (Call 10/21/25)	60	67,887
5.80%, 05/01/25 (Call 04/01/25)	159	180,373
8.00%, 11/01/31	215	301,558
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	30	31,007
2.65%, 12/02/22	5	5,107
3.00%, 10/30/24 (Call 09/29/24)	220	231,035
3.13%, 05/20/26 (Call 04/20/26)	80	84,924
3.40%, 02/27/23 (Call 01/27/23)	201	207,488
3.40%, 02/22/24 (Call 01/22/24)	105	110,207
3.63%, 12/05/24 (Call 11/04/24)	39	41,672
3.70%, 08/03/23 (Call 07/03/23)	121	126,491
4.05%, 12/03/42	215	258,946
4.20%, 11/06/25 (Call 10/06/25)	110	121,536
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	154	165,652
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	120	127,146
3.00%, 04/02/25 (Call 03/02/25)	15	15,769
3.70%, 10/15/24	70	75,271
4.00%, 10/15/23	201	212,676
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	155	152,171
1.95%, 09/20/26 (Call 08/20/26)(b)	20	19,532
3.50%, 11/01/27 (Call 07/01/27)(b)	30	31,130
4.13%, 08/01/25 (Call 06/01/25)(b)	40	42,596
4.38%, 01/30/24 (Call 12/30/23)(b)	30	31,610
4.88%, 10/01/25 (Call 07/01/25)(b)	76	82,784

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 12/15/24 (Call 11/15/24)(b)	$50	$55,027
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(c)	200	186,068
Bocom Leasing Management, 1.13%, 06/18/24(c)	200	197,928
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	40	39,508
1.65%, 03/11/31 (Call 12/11/30)	205	197,048
2.00%, 03/20/28 (Call 01/20/28)	20	20,229
2.30%, 05/13/31 (Call 02/13/31)	15	15,190
2.65%, 01/25/23 (Call 12/25/22)	60	61,298
3.00%, 03/10/25 (Call 12/10/24)	5	5,268
3.20%, 03/02/27 (Call 12/02/26)	50	53,792
3.20%, 01/25/28 (Call 10/25/27)	204	220,840
3.25%, 05/22/29 (Call 02/22/29)	5	5,415
3.30%, 04/01/27 (Call 01/01/27)	20	21,518
3.45%, 02/13/26 (Call 11/13/25)	35	37,720
3.55%, 02/01/24 (Call 01/01/24)	40	42,232
3.85%, 05/21/25 (Call 03/21/25)	30	32,500
4.00%, 02/01/29 (Call 11/01/28)	5	5,660
4.20%, 03/24/25 (Call 02/24/25)	85	92,946
4.63%, 03/22/30 (Call 12/22/29)	75	89,597
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	10	10,296
4.10%, 06/15/51 (Call 12/15/50)	40	44,622
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(c)	200	198,610
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	105	110,629
3.75%, 06/15/28 (Call 03/15/28)	45	50,275
4.15%, 06/15/48 (Call 12/15/47)	15	19,702
5.30%, 09/15/43 (Call 03/15/43)	15	21,071
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	40	43,659
4.50%, 01/30/26 (Call 11/30/25)	20	21,999
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	15	16,166
3.63%, 06/15/23	25	26,034
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	110	104,449
2.85%, 03/30/25	50	52,648
2.95%, 08/12/51 (Call 02/12/51)	10	9,965
Haitong International Securities Group Ltd., 3.38%, 07/19/24(c)	200	208,476
ICBCIL Finance Co. Ltd., 1.75%, 08/02/26(c)	200	196,224
Intercontinental Exchange Inc.
0.70%, 06/15/23	85	84,795
1.85%, 09/15/32 (Call 06/15/32)	75	70,654
2.10%, 06/15/30 (Call 03/15/30)	45	44,389
2.65%, 09/15/40 (Call 03/15/40)	82	78,846
3.00%, 06/15/50 (Call 12/15/49)	100	100,373
3.00%, 09/15/60 (Call 03/15/60)	20	19,472
3.10%, 09/15/27 (Call 06/15/27)	84	89,555
3.45%, 09/21/23 (Call 08/21/23)	30	31,320
3.75%, 12/01/25 (Call 09/01/25)	95	102,939
3.75%, 09/21/28 (Call 06/21/28)	30	33,203
4.00%, 10/15/23	115	121,384
4.25%, 09/21/48 (Call 03/21/48)	165	198,947
Invesco Finance PLC
3.75%, 01/15/26	64	69,471
4.00%, 01/30/24	159	168,580
5.38%, 11/30/43	30	40,221
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	50	55,317

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$80	$90,286
5.63%, 01/15/44	49	67,956
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	15	14,819
1.38%, 04/06/26 (Call 03/06/26)(b)	15	14,774
2.00%, 04/06/28 (Call 02/06/28)(b)	225	223,272
2.50%, 04/06/31 (Call 01/06/31)(b)	25	25,238
3.20%, 04/06/41 (Call 10/06/40)(b)	20	20,746
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	37,016
2.00%, 03/03/25 (Call 02/03/25)	70	71,951
2.95%, 11/21/26 (Call 08/21/26)	64	68,253
2.95%, 06/01/29 (Call 03/01/29)	69	73,985
2.95%, 03/15/51 (Call 09/15/50)	12	12,751
3.30%, 03/26/27 (Call 01/26/27)	62	67,054
3.35%, 03/26/30 (Call 12/26/29)	84	92,736
3.38%, 04/01/24	92	97,200
3.50%, 02/26/28 (Call 11/26/27)	50	55,109
3.65%, 06/01/49 (Call 12/01/48)	65	75,986
3.80%, 11/21/46 (Call 05/21/46)	34	40,764
3.85%, 03/26/50 (Call 09/26/49)	109	131,370
3.95%, 02/26/48 (Call 08/26/47)	32	39,026
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	10,610
3.97%, 04/13/30 (Call 01/13/30)(b)	10	11,298
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	110	102,849
2.50%, 12/21/40 (Call 06/21/40)	61	57,202
3.25%, 04/28/50 (Call 10/28/49)	40	41,210
3.85%, 06/30/26 (Call 03/30/26)	115	125,742
4.25%, 06/01/24 (Call 03/01/24)	75	80,132
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	37	35,758
5.50%, 08/15/28 (Call 08/15/23)(b)	50	49,758
5.75%, 11/15/31 (Call 11/15/26)(b)	35	34,332
6.00%, 01/15/27 (Call 01/15/23)(b)	30	30,989
Nomura Holdings Inc.
1.65%, 07/14/26	40	39,386
1.85%, 07/16/25	185	185,733
2.65%, 01/16/25	10	10,326
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	30	27,619
5.38%, 10/15/25 (Call 10/15/22)(b)	30	30,516
5.75%, 09/15/31 (Call 09/15/26)(b)	50	48,570
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	20	19,745
7.38%, 09/01/25 (Call 09/01/22)(b)	30	31,841
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	31	35,043
4.65%, 04/01/30 (Call 01/01/30)	106	123,344
4.95%, 07/15/46	5	6,620
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	25	24,489
4.20%, 10/29/25 (Call 09/29/25)	30	31,313
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	20	21,098
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	25	24,806
3.70%, 08/04/26 (Call 05/04/26)	5	5,329
3.95%, 12/01/27 (Call 09/01/27)	40	43,187

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 08/15/24 (Call 05/15/24)	$15	$15,971
4.38%, 03/19/24 (Call 02/19/24)	140	148,760
4.50%, 07/23/25 (Call 04/23/25)	15	16,286
5.15%, 03/19/29 (Call 12/19/28)	20	23,259
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	145	138,901
1.10%, 02/15/31 (Call 11/15/30)	85	79,233
1.90%, 04/15/27 (Call 02/15/27)	52	52,826
2.00%, 08/15/50 (Call 02/15/50)	127	112,561
2.05%, 04/15/30 (Call 01/15/30)	137	138,229
2.70%, 04/15/40 (Call 10/15/39)	49	50,093
2.80%, 12/14/22 (Call 10/14/22)	40	40,809
3.15%, 12/14/25 (Call 09/14/25)	117	125,091
3.65%, 09/15/47 (Call 03/15/47)	27	31,832
4.15%, 12/14/35 (Call 06/14/35)	85	101,451
4.30%, 12/14/45 (Call 06/14/45)	207	262,526
Western Union Co. (The)
2.75%, 03/15/31 (Call 12/15/30)	30	29,641
2.85%, 01/10/25 (Call 12/10/24)	77	80,038
4.25%, 06/09/23 (Call 05/09/23)	30	31,406
6.20%, 11/17/36	75	93,697
		13,110,258
Electric — 0.4%
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	200	201,174
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	25	32,410
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	5	5,691
3.95%, 03/01/48 (Call 09/01/47)	45	54,913
4.50%, 04/01/44 (Call 10/01/43)	75	95,497
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	10,625
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	89,736
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	35	36,299
Series K2, 6.95%, 03/15/33.	10	13,952
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)	200	220,054
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	30	30,339
4.35%, 01/15/25 (Call 10/15/24)(b)	30	31,540
4.55%, 04/01/49 (Call 10/01/48)(b)	35	40,950
5.45%, 07/15/44 (Call 01/15/44)(b)	25	31,761
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	81	83,705
3.25%, 06/30/26 (Call 03/30/26)	65	69,154
3.35%, 11/15/27 (Call 08/15/27)	150	160,732
3.65%, 06/15/24 (Call 03/15/24)	43	45,231
5.30%, 07/01/43 (Call 01/01/43)	35	46,475
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	20,416
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	55	60,914
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	105	124,955
4.15%, 04/01/48 (Call 10/01/47)	50	61,453
Series P, 2.60%, 04/01/30 (Call 01/01/30)	20	20,782
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	47,852
Series R, 2.90%, 10/01/51 (Call 04/01/51)	10	9,914
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	100	105,045
2.95%, 04/01/25 (Call 01/01/25)	15	15,735
3.10%, 09/15/49 (Call 03/15/49)	146	156,842

Security	Par (000)	Value

Electric (continued)
3.70%, 11/15/28 (Call 08/15/28)	$6	$6,700
3.70%, 05/15/50 (Call 11/15/49)	5	5,907
3.75%, 04/01/45 (Call 10/01/44)	25	29,280
3.80%, 09/30/47 (Call 03/30/47)	15	17,933
3.80%, 06/01/49 (Call 12/01/48)	100	119,373
4.10%, 11/15/48 (Call 05/15/48)	15	18,679
4.55%, 12/01/41 (Call 06/01/41)	5	6,301
5.25%, 09/30/40	15	20,321
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	10	10,713
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	97	115,366
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	25	30,161
4.15%, 06/15/48 (Call 12/15/47)	60	75,415
6.25%, 05/15/39	15	21,845
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)	200	198,462
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	10,627
		2,611,229
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	20	19,547
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	20,901
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	90	95,114
7.25%, 06/15/28 (Call 06/15/23)(b)	75	81,535
		217,097
Electronics — 0.5%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(c)	200	202,716
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	75	73,391
2.30%, 03/12/31 (Call 12/12/30)	30	29,715
2.75%, 09/15/29 (Call 06/15/29)	50	51,826
3.05%, 09/22/26 (Call 06/22/26)	74	78,363
3.88%, 07/15/23 (Call 04/15/23)	147	153,073
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	34,383
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	135	140,971
3.55%, 10/01/27 (Call 07/01/27)	10	10,658
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	22	22,542
2.80%, 02/15/30 (Call 11/15/29)	55	57,071
4.35%, 06/01/29 (Call 03/01/29)	90	103,128
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	25	25,218
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	15	14,870
4.63%, 04/15/26 (Call 01/15/26)	80	87,913
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	26,711
4.88%, 06/15/29 (Call 03/15/29)	104	118,094
4.88%, 05/12/30 (Call 02/12/30)	91	103,422
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	217	231,439
4.30%, 06/15/46 (Call 12/15/45)	47	57,534
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	6,980
3.50%, 02/15/28 (Call 11/15/27)	22	23,934
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	47	46,659

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.00%, 01/15/31 (Call 10/15/30)	$35	$35,966
3.60%, 01/15/30 (Call 10/15/29)	35	37,842
3.95%, 01/12/28 (Call 10/12/27)	17	18,587
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	42	44,098
4.55%, 10/30/24 (Call 07/30/24)	92	100,047
4.60%, 04/06/27 (Call 01/06/27)	30	33,849
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	60	60,806
4.88%, 10/15/23(b)	25	26,339
5.00%, 10/01/25(b)	35	37,946
5.63%, 11/01/24(b)	25	27,398
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	49,130
4.38%, 02/15/30 (Call 11/15/29)(b)	25	25,926
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(b)	80	78,226
2.65%, 08/09/31 (Call 05/09/31)(b)	10	9,664
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	147	153,572
4.75%, 12/01/24 (Call 09/01/24)	35	38,167
4.90%, 06/15/28 (Call 03/15/28)	47	53,887
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	30	29,118
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	40	43,029
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	59	58,250
2.40%, 04/01/28 (Call 02/01/28)(b)	35	34,160
2.95%, 04/01/31 (Call 01/01/31)(b)	173	171,789
		2,868,407
Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 12/31/21)(b)	30	30,956
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	20	20,341
		51,297
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	45	48,357
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	25	25,240
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	35	34,056
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	30	30,244
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	20	20,368
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	23,164
3.90%, 03/22/23(b)	87	90,224
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	20	19,921
4.13%, 02/15/32 (Call 10/15/26)(b)	30	30,171
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	17	17,024
		338,769
Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	20	20,533
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp., 5.38%, 06/01/24 (Call 12/17/21)	25	25,257
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	30	30,547
5.50%, 05/01/25 (Call 05/01/22)(b)	60	62,018
6.50%, 10/01/28 (Call 10/01/23)	30	31,772

Security	Par (000)	Value

Entertainment (continued)
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	$45	$42,466
5.88%, 03/15/26 (Call 03/15/23)(b)	25	24,807
8.75%, 05/01/25 (Call 05/01/22)(b)	45	47,921
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	70	70,940
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	20	20,854
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	20	20,236
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	40	39,860
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/31/21)(b)	60	60,512
5.50%, 04/15/27 (Call 04/15/22)(b)(f)	25	25,683
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	35	36,866
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	30	31,350
		591,622
Environmental Control — 0.2%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	21	21,696
5.13%, 07/15/29 (Call 07/15/24)(b)	25	26,732
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	40	40,207
6.00%, 01/01/27 (Call 01/01/22)	25	25,876
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,945
1.45%, 02/15/31 (Call 11/15/30)	80	74,337
1.75%, 02/15/32 (Call 11/15/31)	107	101,232
2.30%, 03/01/30 (Call 12/01/29)	49	49,150
2.50%, 08/15/24 (Call 07/15/24)	118	121,737
2.90%, 07/01/26 (Call 04/01/26)	120	125,936
3.05%, 03/01/50 (Call 09/01/49)	61	63,208
3.20%, 03/15/25 (Call 12/15/24)	52	54,910
3.38%, 11/15/27 (Call 08/15/27)	63	67,530
3.95%, 05/15/28 (Call 02/15/28)	18	20,011
4.75%, 05/15/23 (Call 02/15/23)	60	62,848
6.20%, 03/01/40	10	14,457
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	55	56,341
2.95%, 01/15/52 (Call 07/15/51)	5	4,991
3.05%, 04/01/50 (Call 10/01/49)	92	94,388
4.25%, 12/01/28 (Call 09/01/28)	65	73,531
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	32	31,194
1.15%, 03/15/28 (Call 01/15/28)	211	201,182
1.50%, 03/15/31 (Call 12/15/30)	7	6,569
2.40%, 05/15/23 (Call 03/15/23)	25	25,534
2.50%, 11/15/50 (Call 05/15/50)	7	6,716
3.13%, 03/01/25 (Call 12/01/24)	35	36,893
3.15%, 11/15/27 (Call 08/15/27)	24	25,611
4.15%, 07/15/49 (Call 01/15/49)	30	38,278
		1,473,040
Food — 0.9%
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	40	39,833
3.65%, 03/15/23 (Call 02/15/23)	10	10,339
3.95%, 03/15/25 (Call 01/15/25)	112	120,354
4.15%, 03/15/28 (Call 12/15/27)	45	50,072

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.80%, 03/15/48 (Call 09/15/47)	$70	$88,992
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	65	64,593
1.38%, 11/01/27 (Call 09/01/27)	57	54,625
3.20%, 01/25/23 (Call 10/25/22)	8	8,163
4.30%, 05/01/24 (Call 04/01/24)	87	93,008
4.60%, 11/01/25 (Call 09/01/25)	125	138,547
4.85%, 11/01/28 (Call 08/01/28)	81	94,020
5.30%, 11/01/38 (Call 05/01/38)	108	136,880
5.40%, 11/01/48 (Call 05/01/48)	70	95,201
8.25%, 09/15/30	45	64,427
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	20	19,807
3.50%, 10/01/26 (Call 07/01/26)	10	10,789
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	60	62,933
3.00%, 02/01/51 (Call 08/01/50)(b)	107	109,779
3.20%, 02/10/27 (Call 11/10/26)	20	21,332
3.65%, 02/15/24 (Call 11/15/23)	5	5,248
3.70%, 10/17/23 (Call 09/17/23)	87	91,288
4.00%, 04/17/25 (Call 02/17/25)	50	53,995
4.15%, 02/15/43 (Call 08/15/42)	5	5,972
4.20%, 04/17/28 (Call 01/17/28)	76	85,674
4.70%, 04/17/48 (Call 10/17/47)	25	33,176
5.40%, 06/15/40	12	16,056
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,964
1.80%, 06/11/30 (Call 03/11/30)	87	85,263
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	52,210
3.20%, 10/01/26 (Call 07/01/26)	82	87,588
3.90%, 06/01/50 (Call 12/01/49)	50	58,031
J M Smucker Co. (The), 2.75%, 09/15/41 (Call 03/15/41)	5	4,824
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	50	50,326
3.38%, 12/15/27 (Call 09/15/27)	35	37,611
3.50%, 03/15/25	40	42,628
3.55%, 03/15/50 (Call 09/15/49)	15	16,403
4.25%, 03/15/35	125	146,701
4.38%, 03/15/45	70	86,514
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	47	46,240
2.65%, 12/01/23	145	149,863
3.25%, 04/01/26	197	209,764
3.40%, 11/15/27 (Call 08/15/27)	55	59,244
Series B, 7.45%, 04/01/31	116	164,704
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	110	114,307
3.75%, 04/01/30 (Call 01/01/30)	40	43,639
3.88%, 05/15/27 (Call 02/15/27)	60	64,839
4.25%, 03/01/31 (Call 12/01/30)	75	85,715
4.38%, 06/01/46 (Call 12/01/45)	190	220,071
4.63%, 01/30/29 (Call 10/30/28)	40	46,130
4.63%, 10/01/39 (Call 04/01/39)	25	29,183
4.88%, 10/01/49 (Call 04/01/49)	80	99,619
5.00%, 07/15/35 (Call 01/15/35)	45	55,363
5.00%, 06/04/42	100	122,536
5.20%, 07/15/45 (Call 01/15/45)	125	159,067
5.50%, 06/01/50 (Call 12/01/49)	50	67,807
6.38%, 07/15/28	15	18,559

Security	Par (000)	Value

Food (continued)
6.50%, 02/09/40	$40	$56,791
6.75%, 03/15/32	20	27,219
6.88%, 01/26/39	50	73,547
7.13%, 08/01/39(b)	50	75,334
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	60	59,848
4.38%, 01/31/32 (Call 01/31/27)(b)	50	49,816
4.88%, 05/15/28 (Call 11/15/27)(b)	20	21,220
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	40	38,563
2.50%, 04/15/30 (Call 01/15/30)	40	40,538
3.15%, 08/15/24 (Call 06/15/24)	209	218,994
3.40%, 08/15/27 (Call 05/15/27)	70	75,206
4.20%, 08/15/47 (Call 02/15/47)	22	26,892
Nathan’s Famous Inc., 6.63%, 11/01/25 (Call 12/31/21)(b)	5	5,087
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	10	9,800
3.00%, 10/15/30 (Call 07/15/30)(b)	47	47,313
4.25%, 02/01/27 (Call 11/01/26)(b)	109	117,734
5.20%, 04/01/29 (Call 01/01/29)(b)	51	58,742
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	37	35,092
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	30,151
4.75%, 02/15/29 (Call 02/15/24)(b)	70	70,838
6.25%, 04/15/25 (Call 04/15/22)(b)	50	52,159
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	25	26,840
		5,222,540
Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	20,216
5.38%, 02/01/25(b)	16	17,296
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	25	25,464
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	59	74,276
4.40%, 08/15/47 (Call 02/15/47)	34	43,049
4.80%, 06/15/44 (Call 12/15/43)	63	80,569
6.00%, 11/15/41 (Call 05/15/41)	52	72,684
7.30%, 11/15/39	50	77,206
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	50	49,377
5.50%, 01/15/26 (Call 12/31/21)	15	15,166
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	8	8,552
		483,855
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	30	30,241
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	29	31,373
3.25%, 03/01/27 (Call 12/01/26)	7	7,557
4.10%, 03/01/48 (Call 09/01/47)	30	37,075
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	10	10,240
2.75%, 11/15/50 (Call 05/15/50)	15	14,736
3.40%, 03/01/26 (Call 01/01/26)	12	12,867
4.00%, 03/15/60 (Call 03/15/25)(a)	78	79,100
4.25%, 11/15/28 (Call 08/15/28)	20	23,074
5.20%, 09/01/40	31	41,042
		287,305

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	$10	$10,129
2.75%, 09/23/26 (Call 07/23/26)(b)	265	274,606
3.00%, 09/23/29 (Call 06/23/29)(b)	45	47,065
3.80%, 09/23/49 (Call 03/23/49)(b)	30	33,870
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	50	50,010
4.63%, 07/15/28 (Call 07/15/23)(b)	90	93,008
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	15	14,330
2.60%, 08/15/26 (Call 05/15/26)	10	10,372
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	15	16,125
4.38%, 09/15/45 (Call 03/15/45)	45	57,226
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	58,095
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	20	20,547
3.40%, 11/15/49 (Call 05/15/49)	57	63,398
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	20	20,755
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	45	44,181
4.63%, 02/01/28 (Call 02/01/23)(b)	30	31,228
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	19	20,079
7.38%, 06/01/25 (Call 06/01/22)(b)	16	16,770
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	5	4,965
0.85%, 09/15/24 (Call 09/15/22)	10	9,864
2.25%, 09/15/31 (Call 06/15/31)	60	58,378
2.55%, 03/15/31 (Call 12/15/30)	17	17,339
3.30%, 09/15/29 (Call 06/15/29)	78	82,810
3.63%, 03/15/51 (Call 09/15/50)	48	52,700
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	5	5,057
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	25	25,409
4.63%, 11/15/27 (Call 11/15/22)	30	30,981
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	5	4,987
2.60%, 10/01/29 (Call 07/01/29)	44	45,688
2.95%, 09/19/26 (Call 06/19/26)	112	118,377
3.20%, 08/15/27 (Call 05/15/27)	32	34,267
3.65%, 12/15/25 (Call 09/15/25)	30	32,390
4.10%, 08/15/47 (Call 02/15/47)	67	84,427
4.13%, 03/25/25 (Call 12/03/21)	35	38,056
4.50%, 03/25/30 (Call 12/03/21)	19	22,675
5.30%, 02/01/44 (Call 08/01/43)	20	28,035
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	14	15,622
		1,593,821
Health Care - Services — 1.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	30	30,623
5.50%, 07/01/28 (Call 07/01/23)(b)	20	20,817
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	15	14,852
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	10	9,966
2.88%, 09/15/29 (Call 06/15/29)	10	10,451
3.50%, 08/15/24 (Call 05/15/24)	120	126,677
3.60%, 03/15/51 (Call 09/15/50)	225	250,398
4.38%, 12/01/47 (Call 06/01/47)	50	61,610

Security	Par (000)	Value

Health Care - Services (continued)
4.55%, 03/01/48 (Call 09/01/47)	$200	$251,554
4.65%, 01/15/43	50	62,223
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	25	23,824
3.50%, 04/01/30 (Call 04/01/25)(b)	30	29,143
5.00%, 07/15/27 (Call 07/15/22)(b)	40	41,402
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	135	132,440
2.50%, 03/01/31 (Call 12/01/30)	130	124,734
2.63%, 08/01/31 (Call 05/01/31)	80	77,333
3.00%, 10/15/30 (Call 07/15/30)	158	157,858
3.38%, 02/15/30 (Call 02/15/25)	115	115,926
4.25%, 12/15/27 (Call 12/15/22)	150	155,655
4.63%, 12/15/29 (Call 12/15/24)	210	224,683
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	90	83,552
4.63%, 06/01/30 (Call 06/01/25)(b)	170	167,873
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	45	45,491
4.63%, 04/01/31 (Call 04/01/26)	25	24,837
4.75%, 02/01/30 (Call 02/01/25)	50	50,486
5.75%, 09/15/25 (Call 12/31/21)	20	20,414
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	55	53,682
3.50%, 09/01/30 (Call 03/01/30)	175	182,145
3.50%, 07/15/51 (Call 01/15/51)	90	91,969
4.13%, 06/15/29 (Call 03/15/29)	111	122,207
4.50%, 02/15/27 (Call 08/15/26)	93	102,413
4.75%, 05/01/23	173	181,974
5.00%, 03/15/24	138	148,856
5.13%, 06/15/39 (Call 12/15/38)	75	92,218
5.25%, 04/15/25	55	61,148
5.25%, 06/15/26 (Call 12/15/25)	120	134,966
5.25%, 06/15/49 (Call 12/15/48)	150	193,350
5.38%, 02/01/25	155	169,220
5.38%, 09/01/26 (Call 03/01/26)	60	66,987
5.50%, 06/15/47 (Call 12/15/46)	81	106,521
5.63%, 09/01/28 (Call 03/01/28)	90	104,017
5.88%, 05/01/23	70	74,039
5.88%, 02/15/26 (Call 08/15/25)	90	100,934
5.88%, 02/01/29 (Call 08/01/28)	95	112,064
7.50%, 11/06/33	10	14,204
7.50%, 11/15/95	10	14,749
7.69%, 06/15/25	10	11,716
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	143	138,584
2.15%, 02/03/32 (Call 11/03/31)	110	106,238
2.90%, 12/15/22 (Call 11/15/22)	42	42,886
3.13%, 08/15/29 (Call 05/15/29)	15	15,768
3.15%, 12/01/22 (Call 09/01/22)	40	40,724
3.85%, 10/01/24 (Call 07/01/24)	40	42,678
3.95%, 03/15/27 (Call 12/15/26)	93	101,948
3.95%, 08/15/49 (Call 02/15/49)	10	11,687
4.63%, 12/01/42 (Call 06/01/42)	12	14,783
4.80%, 03/15/47 (Call 09/15/46)	80	103,805
4.88%, 04/01/30 (Call 01/01/30)	97	113,963
4.95%, 10/01/44 (Call 04/01/44)	75	97,555
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(b)	125	129,062
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	25	24,737

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.30%, 12/01/24 (Call 11/01/24)	$186	$191,199
2.70%, 06/01/31 (Call 03/01/31)	10	10,173
2.95%, 12/01/29 (Call 09/01/29)	97	101,586
3.25%, 09/01/24 (Call 07/01/24)	66	69,328
3.60%, 02/01/25 (Call 11/01/24)	51	54,080
3.60%, 09/01/27 (Call 06/01/27)	5	5,399
4.00%, 11/01/23 (Call 08/01/23)	15	15,759
4.70%, 02/01/45 (Call 08/01/44)	95	117,154
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	20	21,459
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	60	62,591
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	30	31,317
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	45	45,220
3.88%, 05/15/32 (Call 02/15/32)(b)	45	44,041
4.38%, 06/15/28 (Call 06/15/23)(b)	60	60,960
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	10,320
2.95%, 06/30/30 (Call 03/30/30)	66	68,792
3.45%, 06/01/26 (Call 03/01/26)	65	69,698
3.50%, 03/30/25 (Call 12/30/24)	37	39,327
4.20%, 06/30/29 (Call 03/30/29)	50	56,835
4.25%, 04/01/24 (Call 01/01/24)	10	10,639
4.70%, 03/30/45 (Call 09/30/44)	72	91,489
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	75	78,749
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 12/31/21)(b)	20	20,210
10.00%, 04/15/27 (Call 04/15/22)(b)	40	42,797
		6,757,741
Holding Companies - Diversified — 0.1%
MDGH GMTN RSC Ltd., 2.50%, 06/03/31 (Call 03/03/31)(c)	200	201,990
MDGH-GMTN BV, 3.75%, 04/19/29(c)	200	219,732
Temasek Financial I Ltd., 2.38%, 08/02/41 (Call 02/02/41)(b)	250	249,330
		671,052
Home Builders — 0.2%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	30	29,573
6.75%, 06/01/27 (Call 06/01/22)	30	31,513
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,829
2.50%, 10/15/24 (Call 09/15/24)	55	56,938
5.75%, 08/15/23 (Call 05/15/23)	20	21,378
KB Home
4.00%, 06/15/31 (Call 12/15/30)	25	25,248
4.80%, 11/15/29 (Call 05/15/29)	25	26,625
6.88%, 06/15/27 (Call 12/15/26)	15	17,532
7.63%, 05/15/23 (Call 11/15/22)	20	21,143
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	19,309
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	14,470
3.85%, 01/15/30 (Call 07/15/29)	5	5,279
6.00%, 01/15/43 (Call 10/15/42)	25	31,453
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	25	25,677
5.13%, 06/06/27 (Call 12/06/26)	25	27,410
6.00%, 06/01/25 (Call 03/01/25)	10	11,060
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	64	66,653
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	33	34,361
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	15	17,107

Security	Par (000)	Value

Home Builders (continued)
5.50%, 03/01/26 (Call 12/01/25)	$44	$50,188
6.00%, 02/15/35	31	40,199
6.38%, 05/15/33	25	32,753
7.88%, 06/15/32	25	35,878
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	45	48,276
5.75%, 01/15/28 (Call 10/15/27)(b)	25	27,449
5.88%, 06/15/27 (Call 03/15/27)(b)	40	44,315
6.63%, 07/15/27 (Call 07/15/22)(b)	25	26,287
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	20	21,260
5.88%, 04/15/23 (Call 01/15/23)(b)	15	15,592
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	30	29,439
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	25	27,036
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	15	16,094
5.70%, 06/15/28 (Call 12/15/27)	25	27,015
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	25	25,547
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	20	21,352
		976,238
Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	22	24,826
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	110	110,266
4.60%, 05/15/50 (Call 11/15/49)	15	18,735
4.75%, 02/26/29 (Call 11/26/28)	10	11,606
		165,433
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	30	29,377
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	7	7,140
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	20	21,297
3.95%, 08/01/47 (Call 02/01/47)	62	74,971
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	34,051
3.10%, 10/01/27 (Call 07/01/27)	212	226,543
3.50%, 12/15/24 (Call 09/15/24)	52	55,359
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	59	56,766
2.75%, 02/15/26	10	10,601
2.88%, 02/07/50 (Call 08/07/49)	50	52,295
3.05%, 08/15/25	40	42,669
3.10%, 03/26/30 (Call 12/26/29)	150	162,672
3.20%, 04/25/29 (Call 01/25/29)	25	27,212
3.20%, 07/30/46 (Call 01/30/46)	15	16,652
3.95%, 11/01/28 (Call 08/01/28)	35	39,931
5.30%, 03/01/41	52	72,112
6.63%, 08/01/37	97	150,270
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	5	5,181
3.00%, 06/26/27 (Call 03/26/27)(b)	25	26,472
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	5	6,749
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	30	29,029
5.00%, 10/01/29 (Call 10/01/24)(b)	25	26,367
5.50%, 07/15/30 (Call 07/15/25)(b)	25	26,708

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
5.75%, 07/15/25 (Call 12/31/21)	$20	$20,423
		1,220,847
Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	10	10,456
4.35%, 04/01/23 (Call 02/01/23)	65	67,291
4.70%, 04/01/26 (Call 01/01/26)	120	128,582
4.88%, 06/01/25 (Call 05/01/25)	20	21,620
5.88%, 04/01/36 (Call 10/01/35)	25	30,550
6.00%, 04/01/46 (Call 10/01/45)	40	49,698
		308,197
Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	9,905
2.88%, 10/15/26 (Call 07/15/26)	55	58,534
3.25%, 03/17/25	90	95,790
3.60%, 04/01/30 (Call 01/01/30)	178	197,359
3.63%, 11/15/24	45	48,256
4.75%, 01/15/49 (Call 07/15/48)	40	53,761
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(d)	200	199,420
3.20%, 09/16/40 (Call 03/16/40)(b)	65	66,730
3.60%, 04/09/29 (Call 01/09/29)(b)	425	466,675
3.90%, 04/06/28 (Call 01/06/28)(b)	65	72,272
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	50	48,877
3.15%, 06/15/23	105	108,984
3.28%, 12/15/26 (Call 09/15/26)	25	26,905
3.85%, 08/10/49 (Call 02/10/49)	27	32,470
4.20%, 12/15/46 (Call 06/15/46)	115	143,667
4.50%, 06/15/43	10	12,486
5.35%, 06/01/33	25	31,847
5.55%, 05/09/35	87	116,163
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	64	67,110
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	205	212,130
3.75%, 07/10/25 (Call 04/10/25)	45	48,339
4.13%, 02/15/24	5	5,328
4.38%, 06/30/50 (Call 12/30/49)	5	6,299
4.38%, 01/15/55 (Call 07/15/54)	100	125,795
4.50%, 07/16/44 (Call 01/16/44)	105	129,169
4.75%, 04/01/48 (Call 10/01/47)	145	190,621
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	10	11,067
5.03%, 12/15/46 (Call 06/15/46)	19	25,371
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	80	87,893
7.35%, 05/01/34	5	7,327
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	72,988
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	68	67,172
3.70%, 02/22/30 (Call 11/22/29)	60	64,776
4.20%, 09/27/23 (Call 08/27/23)	35	36,918
4.90%, 03/27/28 (Call 12/27/27)	35	40,220
7.00%, 03/27/48 (Call 03/27/28)(a)	20	22,800
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	10	15,065

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
4.35%, 11/03/45 (Call 05/03/45)	$45	$57,492
6.70%, 05/15/36	10	14,871
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(d)	10	10,657
5.10%, (Call 10/28/24)(a)(b)(d)(f)	220	238,361
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	34,039
1.78%, 03/17/31 (Call 12/17/30)(b)	40	38,611
3.08%, 09/17/51 (Call 03/17/51)(b)	15	15,643
Genworth Holdings Inc.
4.80%, 02/15/24	25	25,967
4.90%, 08/15/23	25	26,724
6.50%, 06/15/34	15	15,764
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	20	22,627
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	22	21,378
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	50,118
4.50%, 04/15/26 (Call 01/15/26)	35	38,536
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	61	67,870
4.30%, 04/15/43	65	77,857
4.40%, 03/15/48 (Call 09/15/47)	30	37,683
5.95%, 10/15/36	25	34,035
6.10%, 10/01/41	35	49,918
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	36,970
3.35%, 03/09/25	10	10,641
3.40%, 01/15/31 (Call 10/15/30)	170	184,710
3.63%, 12/12/26 (Call 09/15/26)	30	32,578
3.80%, 03/01/28 (Call 12/01/27)	51	56,512
4.00%, 09/01/23	132	138,954
4.35%, 03/01/48 (Call 09/01/47)	65	79,967
4.38%, 06/15/50 (Call 12/15/49)	44	54,600
6.30%, 10/09/37	5	7,127
7.00%, 06/15/40	80	123,436
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	40,758
3.30%, 03/14/23 (Call 01/14/23)	86	88,534
3.50%, 06/03/24 (Call 03/03/24)	80	84,434
3.50%, 03/10/25 (Call 12/10/24)	127	135,101
3.75%, 03/14/26 (Call 12/14/25)	51	55,372
3.88%, 03/15/24 (Call 02/15/24)	190	201,675
4.20%, 03/01/48 (Call 09/01/47)	55	68,338
4.35%, 01/30/47 (Call 07/30/46)	55	70,363
4.38%, 03/15/29 (Call 12/15/28)	62	70,715
4.75%, 03/15/39 (Call 09/15/38)	35	44,477
4.90%, 03/15/49 (Call 09/15/48)	67	92,203
5.88%, 08/01/33	30	40,298
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)	10	11,329
5.20%, 10/20/45 (Call 10/20/25)(a)(b)	5	5,512
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	35	34,607
0.95%, 07/02/25(b)	10	9,884
1.55%, 01/07/31(b)	25	23,776
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	40	41,415

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.75%, 08/15/23	$25	$26,390
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(a)(b)	25	25,357
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	10	9,705
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	200	217,662
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	355	382,615
PartnerRe Finance B LLC, 4.50%, 10/01/50 (Call 04/01/30)(a)	35	36,738
Pricoa Global Funding I
2.40%, 09/23/24(b)	152	157,697
3.45%, 09/01/23(b)	10	10,481
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	45	44,586
3.10%, 11/15/26 (Call 08/15/26)	155	164,832
3.13%, 05/15/23	30	31,009
3.40%, 05/15/25 (Call 02/15/25)	10	10,623
3.70%, 05/15/29 (Call 02/15/29)	55	61,011
4.30%, 11/15/46 (Call 05/15/46)	40	50,224
4.35%, 05/15/43	22	26,988
4.63%, 09/15/42	10	12,627
6.05%, 10/15/36	86	120,344
Principal Life Global Funding II
1.25%, 05/11/23(b)	120	121,078
1.25%, 06/23/25(b)	148	146,862
1.50%, 08/27/30(b)	160	151,766
2.25%, 11/21/24(b)	125	128,401
2.50%, 09/16/29(b)	91	95,299
3.00%, 04/18/26(b)	50	52,755
Progressive Corp. (The)
3.70%, 01/26/45	25	28,725
3.95%, 03/26/50 (Call 09/26/49)	30	36,757
4.00%, 03/01/29 (Call 12/01/28)	17	19,354
4.13%, 04/15/47 (Call 10/15/46)	47	57,884
4.20%, 03/15/48 (Call 09/15/47)	60	75,002
4.35%, 04/25/44	15	18,865
6.25%, 12/01/32	25	34,463
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	40	42,608
4.30%, 09/30/28 (Call 06/30/28)(b)	15	16,924
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	50	50,205
2.10%, 03/10/30 (Call 12/10/29)(f)	64	64,742
3.00%, 03/10/40 (Call 09/10/39)	50	51,874
3.70%, 10/01/50 (Call 07/01/30)(a)	50	50,858
3.70%, 03/13/51 (Call 09/13/50)	75	86,536
3.88%, 03/27/28 (Call 12/27/27)	277	309,672
3.91%, 12/07/47 (Call 06/07/47)	60	70,633
3.94%, 12/07/49 (Call 06/07/49)	47	56,312
4.35%, 02/25/50 (Call 08/25/49)	75	95,885
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	77	80,782
4.60%, 05/15/44	20	25,317
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	10	10,447
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	108	116,214
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	100	104,102
5.70%, 12/14/36	62	84,159

Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	$75	$84,509
5.75%, 07/15/33	13	17,082
5.88%, 09/15/42 (Call 09/15/22)(a)	50	51,018
6.63%, 06/21/40	30	45,385
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	30	31,345
4.88%, 03/15/27 (Call 09/15/26)	27	28,425
6.63%, 03/15/25 (Call 09/15/24)	30	32,761
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	102	108,070
3.90%, 05/15/29 (Call 02/15/29)	158	175,754
3.95%, 09/15/26 (Call 06/15/26)	121	132,654
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	61	61,953
2.50%, 10/30/24(b)	10	10,303
2.75%, 01/21/27(b)	25	26,089
3.85%, 09/19/23(b)	55	57,800
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	223,032
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	65	80,954
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	62	60,658
3.75%, 05/15/46 (Call 11/15/45)	49	58,037
4.00%, 05/30/47 (Call 11/30/46)	25	30,522
4.05%, 03/07/48 (Call 09/07/47)	20	24,886
4.10%, 03/04/49 (Call 09/04/48)	37	46,349
4.30%, 08/25/45 (Call 02/25/45)	55	69,330
4.60%, 08/01/43	25	32,331
5.35%, 11/01/40	80	110,512
6.25%, 06/15/37	125	181,251
6.75%, 06/20/36	65	97,371
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	65	71,380
Voya Financial Inc.
3.65%, 06/15/26	29	31,531
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	40	41,353
4.80%, 06/15/46	85	110,199
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	49	50,910
5.70%, 07/15/43	30	41,729
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	98	101,151
3.60%, 05/15/24 (Call 03/15/24)	85	89,440
3.88%, 09/15/49 (Call 03/15/49)	79	86,420
4.50%, 09/15/28 (Call 06/15/28)	82	92,577
5.05%, 09/15/48 (Call 03/15/48)	80	103,730
		12,121,097
Internet — 0.4%
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	40	40,990
3.55%, 03/15/28 (Call 12/15/27)	50	54,842
3.60%, 06/01/26 (Call 03/01/26)	51	55,108
3.65%, 03/15/25 (Call 12/15/24)	120	128,150
4.63%, 04/13/30 (Call 01/13/30)	108	126,437
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	30	30,192
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	65	70,879
4.50%, 06/20/28 (Call 03/20/28)	175	198,522

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	$40	$39,417
1.90%, 03/11/25 (Call 02/11/25)	133	134,818
2.60%, 05/10/31 (Call 02/10/31)	5	5,069
2.70%, 03/11/30 (Call 12/11/29)	97	99,459
2.75%, 01/30/23 (Call 12/30/22)	96	98,062
3.45%, 08/01/24 (Call 05/01/24)	67	70,542
3.60%, 06/05/27 (Call 03/05/27)	57	61,758
4.00%, 07/15/42 (Call 01/15/42)	86	98,092
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	45	42,891
5.25%, 12/01/27 (Call 06/01/22)(b)	30	31,126
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	45	45,279
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	200	192,602
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 12/13/21)(b)	70	70,704
Prosus NV, 3.68%, 01/21/30 (Call 10/21/29)(c)	200	203,922
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(d)	105	105,231
6.25%, (Call 04/22/31)(a)(b)(d)	25	26,412
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	25	25,258
4.75%, 07/15/27 (Call 07/15/22)	15	15,633
5.25%, 04/01/25 (Call 01/01/25)	75	83,068
		2,154,463
Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	19,740
5.13%, 10/01/31 (Call 10/01/26)	40	39,658
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	20	20,154
4.88%, 03/01/31 (Call 03/01/26)(b)	30	30,257
5.88%, 06/01/27 (Call 06/01/22)	30	30,995
6.25%, 10/01/40(f)	15	16,092
6.75%, 03/15/26 (Call 03/15/22)(b)	50	52,898
9.88%, 10/17/25 (Call 10/17/22)(b)	36	40,567
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	15	14,873
4.88%, 05/15/23 (Call 02/15/23)	15	15,508
5.38%, 07/15/27 (Call 07/15/22)	25	25,820
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	40	42,822
Prosus NV, 3.83%, 02/08/51.	200	179,996
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	25	24,754
2.15%, 08/15/30 (Call 05/15/30)	60	58,615
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	145	141,229
2.40%, 06/15/25 (Call 05/15/25)	97	99,605
2.80%, 12/15/24 (Call 11/15/24)	45	46,742
3.25%, 01/15/31 (Call 10/15/30)	90	94,837
3.25%, 10/15/50 (Call 04/15/50)	15	15,188
3.45%, 04/15/30 (Call 01/15/30)	90	95,934
5.00%, 12/15/26 (Call 12/31/21)	30	30,785
		1,137,069
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	25	24,679
2.40%, 08/18/31 (Call 05/18/31)	10	9,659

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$42	$44,499
4.63%, 07/28/45 (Call 01/28/45)	68	74,564
		153,401
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	100	97,105
3.75%, 05/01/29 (Call 05/01/24)(b)	45	44,647
4.00%, 05/01/31 (Call 05/01/26)(b)	65	65,164
4.88%, 01/15/30 (Call 01/15/25)	70	73,905
5.38%, 05/01/25 (Call 05/01/22)(b)	20	20,715
5.75%, 05/01/28 (Call 05/01/23)(b)	20	21,163
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	29,583
5.00%, 06/01/29 (Call 06/01/24)(b)	50	49,703
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	25,766
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	25	25,678
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	40	39,299
4.75%, 01/15/28 (Call 09/15/22)	5	5,023
6.13%, 09/15/25 (Call 05/15/22)(b)	15	15,579
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	20	20,283
4.50%, 12/01/29 (Call 09/01/29)(b)	40	39,040
4.63%, 03/01/30 (Call 12/01/29)(b)	20	19,915
5.65%, 04/01/24 (Call 02/01/24)	35	37,034
6.00%, 04/01/27 (Call 01/01/27)	25	26,329
6.60%, 10/01/25 (Call 07/01/25)	20	21,834
6.63%, 07/31/26 (Call 04/30/26)(b)	40	43,320
		721,085
Machinery — 0.9%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	30	29,898
0.45%, 05/17/24	25	24,679
0.65%, 07/07/23	70	69,975
0.90%, 03/02/26	75	73,496
1.10%, 09/14/27	210	202,957
1.45%, 05/15/25	75	75,369
2.15%, 11/08/24	150	154,510
2.40%, 08/09/26	5	5,204
2.63%, 03/01/23	10	10,249
2.85%, 05/17/24	65	67,901
3.25%, 12/01/24	67	71,193
3.30%, 06/09/24	41	43,306
3.65%, 12/07/23	19	20,085
3.75%, 11/24/23	35	37,068
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	20	19,920
2.60%, 09/19/29 (Call 06/19/29)	61	63,968
2.60%, 04/09/30 (Call 01/09/30)	44	46,064
3.25%, 09/19/49 (Call 03/19/49)	81	89,818
3.25%, 04/09/50 (Call 10/09/49)	62	69,211
3.40%, 05/15/24 (Call 02/15/24)	65	68,522
3.80%, 08/15/42	20	23,503
4.75%, 05/15/64 (Call 11/15/63)	10	14,708
5.20%, 05/27/41	30	41,253

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
6.05%, 08/15/36	$191	$273,781
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	11,787
1.88%, 01/15/26 (Call 12/15/25)	65	65,250
1.95%, 07/02/23	196	199,034
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	124	135,325
4.50%, 08/15/23	60	63,329
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	77	80,691
2.88%, 09/07/49 (Call 03/07/49)	30	31,466
3.10%, 04/15/30 (Call 01/15/30)	71	76,712
3.75%, 04/15/50 (Call 10/15/49)	157	190,377
3.90%, 06/09/42 (Call 12/09/41)	88	106,391
5.38%, 10/16/29	25	31,369
7.13%, 03/03/31	5	7,055
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	17	18,059
5.38%, 03/01/41 (Call 12/01/40)	7	9,112
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	40	39,228
3.50%, 10/01/30 (Call 07/01/30)	74	76,769
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	47	47,588
3.00%, 05/01/30 (Call 02/01/30)	29	30,426
John Deere Capital Corp.
0.40%, 10/10/23	27	26,875
0.45%, 01/17/24	12	11,897
0.45%, 06/07/24	45	44,415
0.70%, 07/05/23	30	30,024
0.70%, 01/15/26	2	1,946
1.05%, 06/17/26	2	1,964
1.20%, 04/06/23	165	166,366
1.30%, 10/13/26	5	4,948
1.45%, 01/15/31	12	11,434
1.50%, 03/06/28	7	6,893
1.75%, 03/09/27	35	35,103
2.00%, 06/17/31	7	6,981
2.25%, 09/14/26	80	82,763
2.45%, 01/09/30	16	16,518
2.60%, 03/07/24	47	48,763
2.65%, 06/24/24	44	45,845
2.65%, 06/10/26	22	23,102
2.70%, 01/06/23	15	15,348
2.80%, 03/06/23	35	35,977
2.80%, 07/18/29	52	55,095
3.05%, 01/06/28	13	14,045
3.35%, 06/12/24	30	31,843
3.40%, 09/11/25	47	50,628
3.45%, 06/07/23	100	104,235
3.45%, 01/10/24	7	7,385
3.45%, 03/13/25	111	118,998
3.45%, 03/07/29	22	24,404
3.65%, 10/12/23	180	189,576
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,560
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	25,160
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	155	162,008
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	206	209,860

Security	Par (000)	Value

Machinery (continued)
2.29%, 04/05/27 (Call 02/05/27)	$60	$60,944
2.57%, 02/15/30 (Call 11/15/29)	130	132,333
3.11%, 02/15/40 (Call 08/15/39)	65	67,182
3.36%, 02/15/50 (Call 08/15/49)	50	53,972
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	130	144,416
4.20%, 03/01/49 (Call 09/01/48)	75	95,358
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	25	26,817
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	30	30,563
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	50,051
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	35	34,778
Welbilt Inc., 9.50%, 02/15/24 (Call 12/31/21)	25	25,453
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	210	209,704
2.25%, 01/30/31 (Call 10/30/30)	72	72,296
3.25%, 11/01/26 (Call 08/01/26)	60	64,225
4.38%, 11/01/46 (Call 05/01/46)	47	57,340
		5,562,997
Manufacturing — 0.3%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	112	114,965
3.50%, 12/01/24 (Call 10/01/24)	40	42,267
3.75%, 12/01/27 (Call 09/01/27)	24	26,019
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	140	149,058
3.92%, 09/15/47 (Call 03/15/47)	10	11,792
4.00%, 11/02/32	20	23,107
4.15%, 11/02/42	116	137,888
EnPro Industries Inc., 5.75%, 10/15/26 (Call 12/31/21)	20	20,867
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	35	35,878
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	20	19,658
5.00%, 09/15/26 (Call 07/15/26)	20	22,199
5.75%, 06/15/25 (Call 06/15/22)	25	26,222
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	175	183,787
3.50%, 03/01/24 (Call 12/01/23)	15	15,778
3.90%, 09/01/42 (Call 03/01/42)	28	33,107
4.88%, 09/15/41 (Call 03/15/41)	17	22,360
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	80	83,029
3.25%, 03/01/27 (Call 12/01/26)	5	5,365
3.25%, 06/14/29 (Call 03/14/29)	121	128,803
3.30%, 11/21/24 (Call 08/21/24)	45	47,385
4.00%, 06/14/49 (Call 12/14/48)	78	92,608
4.10%, 03/01/47 (Call 09/01/46)	120	141,017
4.20%, 11/21/34 (Call 05/21/34)	46	53,116
4.45%, 11/21/44 (Call 05/21/44)	12	14,639
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	35,182
4.25%, 06/15/23	34	35,653
4.30%, 02/21/48 (Call 08/21/47)	2	2,472
5.75%, 06/15/43	50	72,287
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	35	37,229
3.80%, 03/21/29 (Call 12/21/28)	88	96,366
4.50%, 03/21/49 (Call 09/21/48)	54	68,082
4.65%, 11/01/44 (Call 05/01/44)	30	37,874

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	$20	$20,980
		1,857,039
Media — 0.6%
Belo Corp.
7.25%, 09/15/27	5	5,784
7.75%, 06/01/27	20	23,426
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	35	33,839
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	75	76,010
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	78	80,009
3.45%, 03/15/25 (Call 12/15/24)	30	31,700
3.63%, 05/15/30 (Call 02/15/30)	89	95,316
3.80%, 03/13/24 (Call 01/13/24)	22	23,188
3.95%, 06/15/25 (Call 03/15/25)	25	26,854
3.95%, 03/20/28 (Call 12/20/27)	122	133,056
4.00%, 09/15/55 (Call 03/15/55)	41	43,809
4.13%, 05/15/29 (Call 02/15/29)	75	82,822
4.65%, 05/15/50 (Call 11/15/49)	47	55,529
4.88%, 04/01/43	39	46,890
4.90%, 03/11/26 (Call 12/11/25)	55	61,551
5.00%, 09/20/37 (Call 03/20/37)	72	86,588
5.20%, 09/20/47 (Call 03/20/47)	102	128,625
5.30%, 05/15/49 (Call 11/15/48)	53	67,453
6.35%, 06/01/40	34	47,195
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	25	25,032
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	75	75,254
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	60	57,807
5.88%, 07/15/26 (Call 12/31/21)(b)	40	41,196
7.00%, 05/15/27 (Call 05/15/22)(b)	35	37,163
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	20	21,102
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	30	29,854
5.25%, 08/15/27 (Call 08/15/22)(b)	55	55,961
6.38%, 05/01/26 (Call 05/01/22)	40	41,525
8.38%, 05/01/27 (Call 05/01/22)	75	79,010
Quebecor Media Inc., 5.75%, 01/15/23	25	26,066
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	30	29,826
5.38%, 01/15/31 (Call 01/15/26)(b)	30	30,151
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	30	30,602
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	50	49,262
3.88%, 09/01/31 (Call 09/01/26)(b)	85	80,713
4.00%, 07/15/28 (Call 07/15/24)(b)	120	118,504
4.13%, 07/01/30 (Call 07/01/25)(b)	115	112,361
5.00%, 08/01/27 (Call 08/01/22)(b)	90	92,873
5.50%, 07/01/29 (Call 07/01/24)(b)	75	79,664
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	10	14,181
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	60	59,902
4.75%, 03/15/26 (Call 03/15/23)(b)	30	30,993
5.00%, 09/15/29 (Call 09/15/24)	65	65,324
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	66	70,449
4.30%, 11/23/23 (Call 08/23/23)	37	39,076
5.50%, 08/15/35	72	93,529
5.65%, 11/23/43 (Call 05/23/43)	54	75,321

Security	Par (000)	Value

Media (continued)
5.85%, 04/15/40	$22	$30,965
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	60	60,049
5.13%, 02/15/25 (Call 12/13/21)(b)	70	71,056
6.63%, 06/01/27 (Call 06/01/23)(b)	85	90,780
9.50%, 05/01/25 (Call 05/01/22)(b)	20	21,510
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	49	49,041
5.13%, 04/15/27 (Call 04/15/22)(b)	35	36,027
5.38%, 06/15/24 (Call 03/15/24)(b)	35	37,396
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	30,043
6.00%, 01/15/27 (Call 01/15/22)(b)	150	155,113
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(b)	60	60,656
5.50%, 01/15/27 (Call 01/15/22)(b)	80	82,404
		3,437,385
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	20	20,717
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	24,289
4.50%, 12/15/28 (Call 09/15/28)	10	11,189
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	22	27,449
		83,644
Mining — 0.2%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	20	19,099
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	5	5,091
6.75%, 12/01/27 (Call 12/01/22)(b)	30	30,824
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	20	18,951
5.63%, 06/15/28 (Call 06/15/23)(b)	10	10,428
5.88%, 02/15/26 (Call 12/31/21)(b)	10	10,149
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 12/10/21)(c)	200	207,706
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	95	96,311
4.50%, 09/15/27 (Call 06/15/27)(b)	50	51,845
5.13%, 05/15/24 (Call 02/15/24)(b)	30	31,645
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(c)	200	214,396
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	18	19,734
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	90	100,816
5.95%, 03/15/24 (Call 12/15/23)	40	43,659
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	30	31,386
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	25	26,524
5.75%, 11/15/41(b)	70	93,605
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	20	19,537
3.70%, 03/15/23 (Call 12/15/22)	5	5,141
4.88%, 03/15/42 (Call 09/15/41)	45	56,535
5.45%, 06/09/44 (Call 12/09/43)	67	91,058
5.88%, 04/01/35	67	87,873
6.25%, 10/01/39	38	53,536
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)	20	20,648

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	$25	$25,652
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(b)	5	4,844
		1,376,993
Multi-National — 0.1%
Asian Development Bank, 0.63%, 10/08/24	320	317,859
Council of Europe Development Bank, 0.88%, 09/22/26	10	9,842
FMS Wertmanagement, 1.38%, 02/26/23(c)	200	202,358
Inter-American Development Bank, 0.50%, 09/23/24	15	14,853
International Bank for Reconstruction & Development, 0.85%, 02/10/27 (Call 02/10/22)	25	24,198
		569,110
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	85	84,895
4.25%, 04/01/28 (Call 10/01/22)	70	72,105
5.50%, 12/01/24 (Call 06/01/24)	45	49,049
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	15	15,336
6.88%, 03/15/27 (Call 03/15/24)(b)	25	25,728
7.25%, 03/15/29 (Call 03/15/24)(b)	15	15,390
Xerox Corp.
3.80%, 05/15/24	20	20,603
4.38%, 03/15/23 (Call 02/15/23)	60	61,503
4.80%, 03/01/35	15	14,767
6.75%, 12/15/39	20	21,651
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	41,098
5.50%, 08/15/28 (Call 07/15/28)(b)	45	45,220
		467,345
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	82	93,106

Oil & Gas — 0.1%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	200	196,168
3.13%, 07/12/41 (Call 01/12/41)(b)	200	201,114
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(c)	25	27,438
		424,720
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	27	27,477
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	105	99,893
3.13%, 09/15/31 (Call 06/15/31)	40	38,514
4.00%, 11/15/23	60	62,593
4.88%, 03/15/26 (Call 12/15/25)	40	43,545
5.25%, 07/01/25	60	65,987
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	10	10,882
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	15	15,784
5.38%, 01/15/28 (Call 01/15/23)(b)	32	33,095
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 12/31/21)(b)	30	30,013
7.88%, 07/15/26 (Call 12/31/21)(b)	30	31,073
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	20	19,746
1.51%, 04/15/26 (Call 03/15/26)(b)	35	34,437
3.50%, 03/15/28(b)	20	19,870

Security	Par (000)	Value

Packaging & Containers (continued)
3.50%, 03/01/29 (Call 09/01/28)(b)	$15	$14,774
4.13%, 08/15/24 (Call 05/15/24)	5	5,287
4.75%, 07/15/27 (Call 04/15/27)(b)	25	26,839
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(b)	10	9,933
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	31,148
Matthews International Corp., 5.25%, 12/01/25 (Call 12/24/21)(b)	15	15,315
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	10	9,754
4.00%, 12/01/27 (Call 09/01/27)(b)	25	25,757
5.13%, 12/01/24 (Call 09/01/24)(b)	25	26,596
5.25%, 04/01/23 (Call 01/01/23)(b)	25	25,965
5.50%, 09/15/25 (Call 06/15/25)(b)	25	27,352
6.88%, 07/15/33(b)	25	31,483
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	100	103,572
8.50%, 08/15/27 (Call 08/15/22)(b)	25	26,023
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,653
3.75%, 03/15/25 (Call 01/15/25)	5	5,358
3.90%, 06/01/28 (Call 03/01/28)	10	11,001
4.65%, 03/15/26 (Call 01/15/26)	150	168,346
4.90%, 03/15/29 (Call 12/15/28)	20	23,319
		1,131,384
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	30	29,490
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	30	29,417
5.13%, 03/01/30 (Call 03/01/25)(b)	50	49,567
6.13%, 08/01/28 (Call 08/01/23)(b)	20	21,130
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	35	36,979
5.90%, 08/28/28 (Call 05/28/28)	40	45,786
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	25	23,294
2.75%, 06/01/25 (Call 03/01/25)	110	115,522
3.38%, 03/15/29 (Call 12/15/28)	56	61,541
3.95%, 03/15/49 (Call 09/15/48)	10	12,522
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	155	163,889
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	32	33,796
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	35	33,038
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	25	26,144
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	115	117,276
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	30	32,855
4.60%, 06/01/44 (Call 12/01/43)	40	52,407
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	30	29,847
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	150	149,787
5.13%, 04/30/31 (Call 04/30/26)(b)	120	122,480
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	20	21,161
4.50%, 03/31/29 (Call 03/31/24)(b)	25	25,355
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	85	83,551
3.90%, 12/15/24 (Call 09/15/24)	35	36,891

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 03/15/26 (Call 12/15/25)	$35	$36,756
4.90%, 12/15/44 (Call 06/15/44)	10	9,923
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	45	44,164
3.00%, 09/12/27 (Call 06/12/27)	5	5,275
3.00%, 05/15/50 (Call 11/15/49)	35	37,226
3.25%, 02/01/23 (Call 11/01/22)	42	42,903
3.90%, 08/20/28 (Call 05/20/28)	30	33,503
3.95%, 09/12/47 (Call 03/12/47)	67	80,229
4.45%, 08/20/48 (Call 02/20/48)	50	64,814
4.50%, 11/13/25 (Call 08/13/25)	85	94,116
4.70%, 02/01/43 (Call 08/01/42)	119	152,437
		1,955,071
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	50	70,925
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	15	19,823
		90,748
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	20,036
4.88%, 03/01/26 (Call 12/01/25)	55	61,778
Corporacion Inmobiliaria Co., 3.63%, 05/13/31 (Call 02/13/31)(c)	200	195,198
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	40	42,981
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	39,526
4.38%, 02/01/31 (Call 02/01/26)(b)	30	29,651
5.38%, 08/01/28 (Call 08/01/23)(b)	40	41,779
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(c)	200	208,616
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	35	35,456
4.75%, 02/01/30 (Call 09/01/24)	35	35,246
5.00%, 03/01/31 (Call 03/01/26)	35	35,771
MAF Sukuk Ltd., 3.93%, 02/28/30(c)	200	213,686
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	46,196
5.75%, 01/15/29 (Call 01/15/24)(b)	55	55,629
7.63%, 06/15/25 (Call 06/15/22)(b)	25	26,447
9.38%, 04/01/27 (Call 04/01/22)(b)	25	27,011
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	197,702
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(c)	200	206,044
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(c)	200	198,108
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(c)	200	202,846
		1,919,707
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	59,156
2.00%, 05/18/32 (Call 02/18/32)	25	24,120
2.75%, 12/15/29 (Call 09/15/29)	15	15,621
3.00%, 05/18/51 (Call 11/18/50)	32	32,396
3.38%, 08/15/31 (Call 05/15/31)	15	16,315
3.45%, 04/30/25 (Call 02/28/25)	120	128,338
3.80%, 04/15/26 (Call 02/15/26)	115	125,269
3.95%, 01/15/27 (Call 10/15/26)	23	25,289
4.00%, 02/01/50 (Call 08/01/49)	20	23,695
4.30%, 01/15/26 (Call 10/15/25)	75	82,866
4.70%, 07/01/30 (Call 04/01/30)	10	11,782

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.85%, 04/15/49 (Call 10/15/48)	$10	$13,201
4.90%, 12/15/30 (Call 09/15/30)	81	97,552
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	15	14,870
2.85%, 02/01/30 (Call 11/01/29)	35	35,833
3.30%, 07/15/26 (Call 05/15/26)	40	42,550
3.63%, 11/15/27 (Call 08/15/27)	26	28,015
3.88%, 01/30/31 (Call 10/30/30)	20	22,160
4.13%, 07/01/24 (Call 04/01/24)	10	10,704
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	5	4,932
1.45%, 09/15/26 (Call 08/15/26)	15	14,696
1.50%, 01/31/28 (Call 11/30/27)	45	42,930
1.88%, 10/15/30 (Call 07/15/30)	130	122,685
2.10%, 06/15/30 (Call 03/15/30)	104	100,102
2.30%, 09/15/31 (Call 06/15/31)	5	4,850
2.40%, 03/15/25 (Call 02/15/25)	85	87,138
2.75%, 01/15/27 (Call 11/15/26)	69	71,260
2.90%, 01/15/30 (Call 10/15/29)	155	158,452
2.95%, 01/15/25 (Call 12/15/24)	30	31,217
2.95%, 01/15/51 (Call 07/15/50)	5	4,719
3.00%, 06/15/23	162	166,999
3.10%, 06/15/50 (Call 12/15/49)	125	121,399
3.13%, 01/15/27 (Call 10/15/26)	79	82,790
3.38%, 10/15/26 (Call 07/15/26)	69	73,252
3.50%, 01/31/23	10	10,293
3.55%, 07/15/27 (Call 04/15/27)	54	57,837
3.60%, 01/15/28 (Call 10/15/27)	29	31,183
3.70%, 10/15/49 (Call 04/15/49)	102	109,288
3.80%, 08/15/29 (Call 05/15/29)	36	39,063
3.95%, 03/15/29 (Call 12/15/28)	121	132,414
4.00%, 06/01/25 (Call 03/01/25)	14	15,044
4.40%, 02/15/26 (Call 11/15/25)	70	76,737
5.00%, 02/15/24	110	118,864
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	25	24,215
2.55%, 04/01/32 (Call 01/01/32)	10	9,967
2.75%, 10/01/26 (Call 07/01/26)	80	83,322
2.90%, 03/15/30 (Call 12/15/29)	50	51,217
3.13%, 09/01/23 (Call 06/01/23)	15	15,501
3.20%, 01/15/25 (Call 10/15/24)	79	82,929
3.25%, 01/30/31 (Call 10/30/30)	190	198,784
3.40%, 06/21/29 (Call 03/21/29)	25	26,600
3.65%, 02/01/26 (Call 11/03/25)	186	199,731
3.80%, 02/01/24 (Call 11/01/23)	57	59,774
4.50%, 12/01/28 (Call 09/01/28)	40	45,413
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	5	5,144
3.95%, 11/15/27 (Call 08/15/27)	40	43,165
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	135	135,148
2.50%, 08/16/31 (Call 05/16/31)	10	9,779
3.65%, 06/15/24 (Call 04/15/24)	5	5,273
3.85%, 02/01/25 (Call 11/01/24)	20	21,299
3.90%, 03/15/27 (Call 12/15/26)	45	48,664
4.05%, 07/01/30 (Call 04/01/30)	225	246,870
4.13%, 06/15/26 (Call 03/15/26)	52	56,759
4.13%, 05/15/29 (Call 02/15/29)	15	16,704

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	$45	$42,781
5.75%, 05/15/26 (Call 05/15/22)(b)	65	67,064
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	16,793
3.15%, 07/01/29 (Call 04/01/29)	29	31,064
3.35%, 11/01/49 (Call 05/01/49)	40	44,730
4.10%, 10/15/28 (Call 07/15/28)	20	22,683
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	50	51,913
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	25	26,802
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	78	78,982
2.75%, 04/15/31 (Call 01/15/31)	20	20,099
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	40	39,615
2.10%, 04/01/31 (Call 01/01/31)	81	77,468
2.25%, 01/15/31 (Call 10/15/30)	82	79,464
2.50%, 07/15/31 (Call 04/15/31)	66	65,227
2.90%, 04/01/41 (Call 10/01/40)	57	55,187
3.10%, 11/15/29 (Call 08/15/29)	35	36,385
3.15%, 07/15/23 (Call 06/15/23)	37	38,258
3.20%, 09/01/24 (Call 07/01/24)	42	43,974
3.25%, 01/15/51 (Call 07/15/50)	33	32,937
3.30%, 07/01/30 (Call 04/01/30)	62	65,270
3.65%, 09/01/27 (Call 06/01/27)	79	85,028
3.70%, 06/15/26 (Call 03/15/26)	20	21,505
3.80%, 02/15/28 (Call 11/15/27)	62	67,543
4.00%, 03/01/27 (Call 12/01/26)	15	16,400
4.00%, 11/15/49 (Call 05/15/49)	30	33,562
4.15%, 07/01/50 (Call 01/01/50)	43	49,239
4.30%, 02/15/29 (Call 11/15/28)	37	41,209
4.45%, 02/15/26 (Call 11/15/25)	57	62,673
4.75%, 05/15/47 (Call 11/15/46)	107	133,189
5.20%, 02/15/49 (Call 08/15/48)	47	61,477
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	110	108,296
2.90%, 11/15/24 (Call 10/15/24)	119	123,376
3.45%, 11/15/29 (Call 08/15/29)	81	86,443
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	59	56,576
2.88%, 11/15/29 (Call 08/15/29)	24	25,225
3.05%, 03/01/50 (Call 09/01/49)	32	32,389
3.25%, 06/30/26 (Call 03/30/26)	115	122,967
3.38%, 12/15/27 (Call 09/15/27)	10	10,763
3.75%, 12/01/24 (Call 09/01/24)	20	21,335
4.00%, 09/15/28 (Call 06/15/28)	26	29,231
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	30	29,152
1.25%, 07/15/25 (Call 06/15/25)	59	58,044
1.55%, 03/15/28 (Call 01/15/28)	50	48,257
1.80%, 07/15/27 (Call 05/15/27)	160	157,107
2.15%, 07/15/30 (Call 04/15/30)	119	115,215
2.63%, 11/18/24 (Call 10/18/24)	237	244,418
2.90%, 11/18/26 (Call 09/18/26)	74	76,831
2.95%, 09/15/51 (Call 03/15/51)	54	51,555
3.00%, 07/15/50 (Call 01/15/50)	80	76,599
3.20%, 11/18/29 (Call 08/18/29)	56	58,583

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	$100	$97,104
2.50%, 02/15/30 (Call 11/15/29)	22	22,563
2.85%, 11/01/26 (Call 08/01/26)	20	21,087
3.00%, 04/15/23 (Call 01/15/23)	16	16,414
3.00%, 07/01/29 (Call 04/01/29)	150	159,547
3.25%, 08/01/27 (Call 05/01/27)	122	131,168
3.38%, 06/01/25 (Call 03/01/25)	25	26,593
3.50%, 03/01/28 (Call 12/01/27)	132	144,321
4.50%, 06/01/45 (Call 12/01/44)	15	19,170
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	10	9,849
3.20%, 06/15/29 (Call 03/15/29)	125	131,106
3.25%, 07/15/27 (Call 04/15/27)	15	15,966
3.50%, 06/01/30 (Call 03/01/30)	176	189,548
3.95%, 01/15/24 (Call 10/15/23)	140	147,517
4.50%, 12/01/44 (Call 06/01/44)	10	12,030
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	60	59,520
3.75%, 09/15/30(b)	25	24,525
6.00%, 04/15/25 (Call 04/15/22)(b)	25	25,961
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	24,412
2.88%, 01/15/31 (Call 10/15/30)	41	42,591
3.00%, 01/15/30 (Call 10/15/29)	75	78,949
3.25%, 07/15/26 (Call 05/15/26)	40	42,755
3.40%, 02/01/25 (Call 11/01/24)	2	2,117
4.00%, 06/01/25 (Call 03/01/25)	15	16,221
6.75%, 02/01/41 (Call 08/01/40)	54	81,838
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	26,249
Series E, 4.00%, 06/15/25 (Call 03/15/25)	140	148,585
Series F, 4.50%, 02/01/26 (Call 11/01/25)	87	94,152
Series H, 3.38%, 12/15/29 (Call 09/15/29)	77	78,944
Series I, 3.50%, 09/15/30 (Call 06/15/30)	27	27,702
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	11,393
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	60	58,960
4.88%, 09/15/27 (Call 09/15/22)(b)	67	68,139
4.88%, 09/15/29 (Call 09/15/24)(b)	60	60,830
5.00%, 07/15/28 (Call 07/15/23)(b)	20	20,318
5.25%, 03/15/28 (Call 12/27/22)(b)	40	41,112
5.25%, 07/15/30 (Call 07/15/25)(b)	110	112,230
5.63%, 07/15/32 (Call 07/15/26)(b)	35	36,592
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	30	30,386
4.75%, 10/01/24 (Call 07/01/24)	40	41,433
5.50%, 02/15/26 (Call 08/15/22)	25	25,957
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	39,295
3.05%, 02/15/30 (Call 11/15/29)	10	10,401
3.45%, 12/15/24 (Call 09/15/24)	10	10,523
4.38%, 10/01/25 (Call 07/01/25)	35	38,293
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	19,778
2.70%, 10/01/30 (Call 07/01/30)	60	61,563
2.80%, 10/01/26 (Call 07/01/26)	14	14,657
3.13%, 06/01/23 (Call 03/01/23)	57	58,647
3.30%, 02/01/25 (Call 12/01/24)	5	5,284

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.70%, 10/01/49 (Call 04/01/49)	$48	$52,834
3.80%, 04/01/27 (Call 01/01/27)	20	21,803
4.13%, 12/01/46 (Call 06/01/46)	20	23,353
4.25%, 04/01/45 (Call 10/01/44)	15	17,711
4.45%, 09/01/47 (Call 03/01/47)	67	81,770
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	15	14,988
4.30%, 03/15/27 (Call 12/15/26)	20	22,325
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	5	4,923
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	30	27,900
1.63%, 03/15/31 (Call 12/15/30)	80	76,598
2.13%, 04/15/27 (Call 02/15/27)	51	52,113
2.13%, 10/15/50 (Call 04/15/50)	102	89,672
2.25%, 04/15/30 (Call 01/15/30)	74	74,711
3.00%, 04/15/50 (Call 10/15/49)	12	12,493
3.25%, 10/01/26 (Call 07/01/26)	40	42,984
3.88%, 09/15/28 (Call 06/15/28)	150	169,789
4.38%, 02/01/29 (Call 11/01/28)	5	5,809
4.38%, 09/15/48 (Call 03/15/48)	35	45,344
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	9,656
3.00%, 01/15/27 (Call 10/15/26)	25	26,434
3.25%, 01/15/31 (Call 10/15/30)	112	120,343
3.65%, 01/15/28 (Call 10/15/27)	40	43,978
4.65%, 03/15/47 (Call 09/15/46)	30	39,351
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	160	166,976
3.60%, 02/01/27 (Call 11/01/26)	60	64,826
3.70%, 06/15/30 (Call 03/15/30)	30	32,723
4.40%, 02/01/47 (Call 08/01/46)	15	18,044
4.65%, 03/15/49 (Call 09/15/48)	20	25,419
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	100	94,974
3.88%, 02/15/27 (Call 02/15/23)	105	107,581
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	10	10,578
3.50%, 02/12/25 (Call 11/14/24)(b)	70	74,069
3.63%, 01/28/26 (Call 12/28/25)(b)	75	80,611
3.75%, 03/23/27 (Call 12/23/26)(b)	5	5,416
4.38%, 05/28/30 (Call 02/28/30)(b)	35	40,434
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	205	214,434
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	25	26,703
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	20	19,754
4.75%, 03/15/25 (Call 09/15/24)	30	31,127
5.50%, 11/01/23 (Call 08/01/23)(b)	15	15,587
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	50	46,733
7.13%, 12/15/24 (Call 12/15/21)(b)	35	35,680
7.88%, 02/15/25 (Call 02/15/22)(b)	120	125,562
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	30	29,245
6.50%, 02/15/29 (Call 02/15/24)(b)	65	62,531
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	15	14,838
2.65%, 01/15/25 (Call 12/15/24)	53	54,872
3.00%, 01/15/30 (Call 10/15/29)	35	36,262
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.25%, 10/15/26 (Call 07/15/26)	$75	$80,025
3.50%, 04/15/24 (Call 03/15/24)	35	36,820
3.50%, 02/01/25 (Call 11/01/24)	10	10,585
3.75%, 05/01/24 (Call 02/01/24)	19	20,009
3.85%, 04/01/27 (Call 01/01/27)	42	45,899
4.00%, 03/01/28 (Call 12/01/27)	22	24,409
4.13%, 01/15/26 (Call 10/15/25)	65	70,905
4.38%, 02/01/45 (Call 08/01/44)	50	59,008
4.40%, 01/15/29 (Call 10/15/28)	17	19,265
4.75%, 11/15/30 (Call 08/15/30)	77	90,192
4.88%, 04/15/49 (Call 10/15/48)	27	34,554
5.70%, 09/30/43 (Call 03/30/43)	5	6,734
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	35	35,455
3.75%, 02/15/27 (Call 02/15/23)(b)	25	25,618
4.13%, 08/15/30 (Call 02/15/25)(b)	60	62,700
4.25%, 12/01/26 (Call 12/01/22)(b)	80	82,602
4.63%, 12/01/29 (Call 12/01/24)(b)	85	90,461
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	120	123,581
3.50%, 06/15/29 (Call 03/15/29)(b)	65	67,376
4.13%, 09/20/28 (Call 06/20/28)(b)	40	43,348
4.63%, 09/20/48 (Call 03/20/48)(b)	65	71,317
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	131	128,795
2.70%, 02/15/27 (Call 12/15/26)	50	52,160
2.75%, 01/15/31 (Call 10/15/30)	65	66,773
2.80%, 06/01/31 (Call 03/01/31)	25	25,570
3.63%, 03/15/24 (Call 02/15/24)	270	284,329
4.00%, 06/01/25 (Call 03/01/25)	150	161,637
4.13%, 03/15/29 (Call 12/15/28)	20	22,395
4.25%, 04/01/26 (Call 01/01/26)	55	60,589
4.25%, 04/15/28 (Call 01/15/28)	15	16,842
4.50%, 01/15/24 (Call 10/15/23)	35	37,196
4.95%, 09/01/48 (Call 03/01/48)	15	19,736
6.50%, 03/15/41 (Call 09/15/40)	30	44,049
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	115	109,999
2.40%, 02/01/31 (Call 11/01/30)	20	19,807
4.25%, 10/01/26 (Call 07/01/26)	90	99,265
4.60%, 04/01/24 (Call 01/01/24)	40	42,698
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	25	25,183
6.38%, 08/15/25 (Call 08/15/22)(b)	30	31,344
		14,460,403
Retail — 1.3%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	112	109,306
3.90%, 04/15/30 (Call 01/15/30)	132	144,854
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	30,123
4.63%, 11/15/29 (Call 11/15/24)(b)	50	50,381
4.75%, 03/01/30 (Call 03/01/25)	25	25,060
5.00%, 02/15/32 (Call 11/15/26)(b)	13	13,090
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	10	9,671
3.50%, 11/15/24 (Call 09/15/24)	22	23,178
3.80%, 11/15/27 (Call 08/15/27)	15	16,244
4.50%, 10/01/25 (Call 07/01/25)	15	16,382
4.75%, 06/01/30 (Call 03/01/30)	164	190,135

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	$25	$24,583
4.50%, 11/15/26 (Call 11/15/22)(b)(f)	15	15,483
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	99,872
4.45%, 10/01/28 (Call 07/01/28)	45	51,179
Brinker International Inc.
3.88%, 05/15/23	10	10,274
5.00%, 10/01/24 (Call 07/01/24)(b)	20	21,143
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	139	150,484
4.55%, 02/15/48 (Call 08/15/47)	62	73,481
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	26	27,578
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	15	15,402
3.50%, 04/03/30 (Call 01/03/30)	30	32,566
4.13%, 05/01/28 (Call 02/01/28)	10	11,239
4.13%, 04/03/50 (Call 10/03/49)	15	17,713
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(c)	200	208,414
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	25	24,750
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	25	23,926
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	45	43,115
3.88%, 10/01/31 (Call 10/01/26)(b)	45	43,128
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	10	9,346
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	45	44,495
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	15	14,735
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	155	148,271
1.38%, 03/15/31 (Call 12/15/30)	85	79,961
2.13%, 09/15/26 (Call 06/15/26)	60	61,888
2.38%, 03/15/51 (Call 09/15/50)	30	27,973
2.50%, 04/15/27 (Call 02/15/27)	276	288,754
2.70%, 04/01/23 (Call 01/01/23)	34	34,791
2.70%, 04/15/30 (Call 01/15/30)	74	77,607
2.75%, 09/15/51 (Call 03/15/51)	30	30,274
2.80%, 09/14/27 (Call 06/14/27)	107	113,362
2.95%, 06/15/29 (Call 03/15/29)	80	85,298
3.00%, 04/01/26 (Call 01/01/26)	43	45,764
3.13%, 12/15/49 (Call 06/15/49)	67	71,752
3.30%, 04/15/40 (Call 10/15/39)	205	222,622
3.35%, 09/15/25 (Call 06/15/25)	5	5,358
3.35%, 04/15/50 (Call 10/15/49)	42	46,757
3.50%, 09/15/56 (Call 03/15/56)	45	51,427
3.75%, 02/15/24 (Call 11/15/23)	34	35,909
3.90%, 12/06/28 (Call 09/06/28)	85	96,183
4.20%, 04/01/43 (Call 10/01/42)	10	12,130
4.25%, 04/01/46 (Call 10/01/45)	80	99,826
4.40%, 03/15/45 (Call 09/15/44)	52	65,541
4.50%, 12/06/48 (Call 06/06/48)	130	170,136
4.88%, 02/15/44 (Call 08/15/43)	76	101,516
5.40%, 09/15/40 (Call 03/15/40)	69	94,745
5.88%, 12/16/36	116	164,699
5.95%, 04/01/41 (Call 10/01/40)	82	119,296
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	35	35,981
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	56	57,514
5.55%, 07/17/45 (Call 01/17/45)(f)	15	18,041
	Par
Security	(000)	Value

Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	$50	$50,765
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,661
4.63%, 12/15/27 (Call 12/15/22)(b)	25	26,088
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	25	25,404
3.63%, 06/01/24 (Call 03/01/24)(f)	20	20,644
4.30%, 02/15/43 (Call 08/15/42)	15	13,156
4.38%, 09/01/23 (Call 06/01/23)	15	15,527
4.50%, 12/15/34 (Call 06/15/34)	20	19,672
5.13%, 01/15/42 (Call 07/15/41)	15	14,417
5.88%, 04/01/29 (Call 04/01/24)(b)	25	26,661
6.38%, 03/15/37	10	10,704
6.70%, 07/15/34(b)	10	11,464
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	5	5,022
2.13%, 03/01/30 (Call 12/01/29)	25	24,987
2.63%, 09/01/29 (Call 06/01/29)	100	103,138
3.30%, 07/01/25 (Call 06/01/25)	20	21,306
3.50%, 07/01/27 (Call 05/01/27)	20	21,616
3.60%, 07/01/30 (Call 04/01/30)	15	16,592
3.63%, 09/01/49 (Call 03/01/49)	80	89,357
3.70%, 01/30/26 (Call 10/30/25)	25	27,018
3.80%, 04/01/28 (Call 01/01/28)	5	5,516
4.20%, 04/01/50 (Call 10/01/49)	15	18,267
4.45%, 03/01/47 (Call 09/01/46)	21	26,023
4.60%, 05/26/45 (Call 11/26/44)	20	24,987
4.70%, 12/09/35 (Call 06/09/35)	20	24,567
4.88%, 07/15/40	35	44,430
4.88%, 12/09/45 (Call 06/09/45)	30	38,912
5.70%, 02/01/39	35	47,875
6.30%, 10/15/37	172	245,439
6.30%, 03/01/38	140	201,060
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	35	34,388
4.25%, 08/01/31 (Call 05/01/31)	25	23,957
4.38%, 04/01/30 (Call 01/01/30)	30	29,474
5.00%, 01/15/44 (Call 07/15/43)	55	51,150
6.95%, 03/15/28	20	22,418
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	10	11,008
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/13/21)	40	40,783
8.75%, 04/30/25 (Call 04/30/22)(b)	20	21,395
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	40	40,321
2.25%, 03/12/30 (Call 12/12/29)	89	89,049
2.45%, 06/15/26 (Call 03/15/26)	110	114,425
2.55%, 11/15/30 (Call 08/15/30)	63	64,230
3.10%, 03/01/23 (Call 02/01/23)	31	31,869
3.35%, 03/12/50 (Call 09/12/49)	91	96,058
3.50%, 03/01/28 (Call 12/01/27)	53	57,590
3.55%, 08/15/29 (Call 05/15/29)	135	148,088
3.75%, 12/01/47 (Call 06/01/47)	32	35,595
3.80%, 08/15/25 (Call 06/15/25)	106	114,515
3.85%, 10/01/23 (Call 07/01/23)	51	53,428
4.30%, 06/15/45 (Call 12/15/44)	15	17,964
4.45%, 08/15/49 (Call 02/15/49)	30	37,273
4.50%, 11/15/48 (Call 05/15/48)	106	132,714
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	20	20,626

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
2.35%, 02/15/30 (Call 11/15/29)	$5	$5,141
2.50%, 04/15/26	15	15,739
2.65%, 09/15/30 (Call 06/15/30)	5	5,276
3.38%, 04/15/29 (Call 01/15/29)	15	16,454
3.50%, 07/01/24	5	5,315
3.63%, 04/15/46	75	89,569
3.90%, 11/15/47 (Call 05/15/47)	65	81,573
4.00%, 07/01/42	5	6,189
6.50%, 10/15/37	10	15,307
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	100	103,316
2.50%, 05/15/23 (Call 02/15/23)	63	64,390
3.88%, 04/15/30 (Call 01/15/30)	53	60,265
4.50%, 04/15/50 (Call 10/15/49)	40	54,427
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	4,751
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	35	36,937
3.45%, 06/01/26 (Call 03/01/26)	120	127,598
3.80%, 11/18/24 (Call 08/18/24)	50	53,088
4.10%, 04/15/50 (Call 10/15/49)	50	56,713
4.50%, 11/18/34 (Call 05/18/34)	12	13,805
4.65%, 06/01/46 (Call 12/01/45)	75	90,526
4.80%, 11/18/44 (Call 05/18/44)	25	30,254
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	75	72,811
4.63%, 01/31/32 (Call 10/01/26)	70	71,623
4.75%, 01/15/30 (Call 10/15/29)(b)	40	42,231
5.35%, 11/01/43 (Call 05/01/43)	15	16,341
6.88%, 11/15/37	20	25,146
7.75%, 04/01/25 (Call 04/01/22)(b)	50	52,749
		7,796,833
Savings & Loans — 0.0%
Nationwide Building Society
0.55%, 01/22/24(b)	5	4,941
1.00%, 08/28/25(b)	28	27,493
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	10	10,346
3.96%, 07/18/30 (Call 07/18/29)(a)(b)	20	22,103
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	75	78,930
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	60	61,284
		205,097
Semiconductors — 0.9%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	20	21,093
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	20	19,866
2.95%, 04/01/25 (Call 03/01/25)	62	65,364
3.50%, 12/05/26 (Call 09/05/26)	45	48,979
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	82	80,709
2.75%, 06/01/50 (Call 12/01/49)	94	96,269
3.30%, 04/01/27 (Call 01/01/27)	57	61,689
3.90%, 10/01/25 (Call 07/01/25)	159	173,692
4.35%, 04/01/47 (Call 10/01/46)	17	21,982
5.10%, 10/01/35 (Call 04/01/35)	49	64,116
5.85%, 06/15/41	104	153,082
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	15	14,886
4.38%, 04/15/28 (Call 04/15/23)(b)	30	30,819
	Par
Security	(000)	Value

Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	$82	$81,097
2.88%, 06/15/50 (Call 12/15/49)	69	70,535
3.13%, 06/15/60 (Call 12/15/59)	69	73,095
3.75%, 03/15/26 (Call 01/15/26)	158	172,768
3.80%, 03/15/25 (Call 12/15/24)	22	23,680
4.00%, 03/15/29 (Call 12/15/28)	68	76,518
4.88%, 03/15/49 (Call 09/15/48)	77	106,592
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	151	150,044
2.45%, 04/15/28 (Call 02/15/28)	12	12,077
2.95%, 04/15/31 (Call 01/15/31)	67	68,542
4.20%, 06/22/23 (Call 05/22/23)(b)	57	59,566
4.88%, 06/22/28 (Call 03/22/28)(b)	41	47,030
Microchip Technology Inc.
0.98%, 09/01/24(b)	15	14,781
4.25%, 09/01/25 (Call 09/01/22)	20	20,715
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	10	10,152
3.48%, 11/01/51 (Call 05/01/51)	50	50,636
4.19%, 02/15/27 (Call 12/15/26)	62	68,131
4.66%, 02/15/30 (Call 11/15/29)	99	113,471
4.98%, 02/06/26 (Call 12/06/25)	110	123,247
5.33%, 02/06/29 (Call 11/06/28)	66	77,695
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	5	4,975
0.58%, 06/14/24 (Call 06/14/23)	10	9,902
1.55%, 06/15/28 (Call 04/15/28)	7	6,905
2.00%, 06/15/31 (Call 03/15/31)	17	16,894
2.85%, 04/01/30 (Call 01/01/30)	56	59,361
3.20%, 09/16/26 (Call 06/16/26)	106	114,565
3.50%, 04/01/40 (Call 10/01/39)	104	117,311
3.50%, 04/01/50 (Call 10/01/49)	156	180,338
3.70%, 04/01/60 (Call 10/01/59)	32	38,360
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	65	69,907
5.35%, 03/01/26 (Call 01/01/26)(b)	40	45,459
5.55%, 12/01/28 (Call 09/01/28)(b)	44	53,054
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	112	112,124
2.70%, 05/01/25 (Call 04/01/25)(b)	52	53,885
3.15%, 05/01/27 (Call 03/01/27)(b)	42	44,193
3.25%, 05/11/41 (Call 11/11/40)(b)	35	35,968
3.40%, 05/01/30 (Call 02/01/30)(b)	34	36,339
3.88%, 06/18/26 (Call 04/18/26)(b)	15	16,269
4.30%, 06/18/29 (Call 03/18/29)(b)	150	168,657
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	40	40,721
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	75	75,605
4.38%, 10/15/29 (Call 10/15/24)	45	47,529
SK Hynix Inc., 1.50%, 01/19/26(c)	200	196,644
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	177	177,076
3.00%, 06/01/31 (Call 03/01/31)	32	32,445
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	25,254
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	9,885
1.38%, 03/12/25 (Call 02/12/25)	147	148,211
1.75%, 05/04/30 (Call 02/04/30)	118	116,111
2.25%, 05/01/23 (Call 02/01/23)	15	15,288

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
2.25%, 09/04/29 (Call 06/04/29)	$65	$66,901
2.63%, 05/15/24 (Call 03/15/24)	41	42,585
2.70%, 09/15/51 (Call 03/15/51)	65	66,972
2.90%, 11/03/27 (Call 08/03/27)	52	55,849
3.88%, 03/15/39 (Call 09/15/38)	122	146,230
4.15%, 05/15/48 (Call 11/15/47)	34	43,458
TSMC Global Ltd.
1.00%, 09/28/27(c)	200	190,696
1.75%, 04/23/28(c)	200	197,748
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	51,760
2.95%, 06/01/24 (Call 04/01/24)	126	131,073
		5,335,425
Software — 1.2%
Adobe Inc.
1.70%, 02/01/23	109	110,455
1.90%, 02/01/25 (Call 01/01/25)	65	66,397
2.15%, 02/01/27 (Call 12/01/26)	90	92,680
2.30%, 02/01/30 (Call 11/01/29)	61	62,279
3.25%, 02/01/25 (Call 11/01/24)	122	129,181
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	80	83,152
3.50%, 06/15/27 (Call 03/15/27)	87	93,822
3.60%, 12/15/22 (Call 09/15/22)	15	15,331
4.38%, 06/15/25 (Call 03/15/25)	22	24,059
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	60	58,769
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	60	61,669
3.40%, 06/27/26 (Call 03/27/26)	35	37,413
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	45	46,684
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	35	36,080
5.00%, 10/15/24 (Call 07/15/24)	30	32,723
5.25%, 05/15/29 (Call 05/15/24)(b)	35	37,032
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	20	19,419
3.30%, 03/01/30 (Call 12/01/29)	48	48,695
4.50%, 12/01/27 (Call 09/01/27)	51	55,506
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	55	54,053
4.88%, 07/01/29 (Call 06/30/24)(b)	70	68,589
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	20	20,115
6.50%, 10/15/28 (Call 10/15/26)(b)	30	30,449
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	25	24,586
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	5	4,791
2.95%, 02/15/51 (Call 08/15/50)	20	19,344
4.80%, 03/01/26 (Call 12/01/25)	37	41,538
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	20	20,004
5.25%, 05/15/26 (Call 02/15/26)(b)	30	33,068
Fidelity National Information Services Inc.
0.38%, 03/01/23	10	9,953
1.65%, 03/01/28 (Call 01/01/28)	25	24,161
2.25%, 03/01/31 (Call 12/01/30)	10	9,784
3.10%, 03/01/41 (Call 09/01/40)	41	41,046
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	110	111,813
	Par
Security	(000)	Value

Software (continued)
2.65%, 06/01/30 (Call 03/01/30)	$49	$49,460
2.75%, 07/01/24 (Call 06/01/24)	60	62,096
3.20%, 07/01/26 (Call 05/01/26)	174	183,681
3.50%, 07/01/29 (Call 04/01/29)	70	74,719
3.80%, 10/01/23 (Call 09/01/23)	157	164,773
3.85%, 06/01/25 (Call 03/01/25)	47	50,349
4.20%, 10/01/28 (Call 07/01/28)	15	16,783
4.40%, 07/01/49 (Call 01/01/49)	117	140,136
Intuit Inc.
0.65%, 07/15/23	67	66,904
0.95%, 07/15/25 (Call 06/15/25)	37	36,554
1.35%, 07/15/27 (Call 05/15/27)	37	36,345
1.65%, 07/15/30 (Call 04/15/30)	17	16,456
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	210	219,156
2.53%, 06/01/50 (Call 12/01/49)	5	4,961
2.68%, 06/01/60 (Call 12/01/59)	260	261,547
2.88%, 02/06/24 (Call 12/06/23)	20	20,818
2.92%, 03/17/52 (Call 09/17/51)	450	478,291
3.04%, 03/17/62 (Call 09/17/61)	30	32,728
3.13%, 11/03/25 (Call 08/03/25)	315	336,146
3.30%, 02/06/27 (Call 11/06/26)	300	325,380
3.45%, 08/08/36 (Call 02/08/36)	200	230,040
3.50%, 02/12/35 (Call 08/12/34)	5	5,744
3.50%, 11/15/42	35	40,173
3.70%, 08/08/46 (Call 02/08/46)	250	303,220
3.95%, 08/08/56 (Call 02/08/56)	200	254,476
4.75%, 11/03/55 (Call 05/03/55)	0	360
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/31/21)	30	30,919
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	55	54,489
3.88%, 12/01/29 (Call 12/01/24)(b)	31	30,812
5.88%, 06/01/26 (Call 12/09/21)(b)	25	25,754
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	70	70,202
4.13%, 12/01/31 (Call 12/01/26)(b)	27	26,794
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	30	30,161
4.00%, 02/15/28 (Call 02/15/23)(b)	30	30,224
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	35	32,744
5.38%, 12/01/28 (Call 12/01/23)(b)(f)	30	28,963
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	85	82,996
1.40%, 09/15/27 (Call 07/15/27)	50	48,513
1.75%, 02/15/31 (Call 11/15/30)	131	122,634
2.00%, 06/30/30 (Call 03/30/30)	45	43,472
2.35%, 09/15/24 (Call 08/15/24)	55	56,626
2.95%, 09/15/29 (Call 06/15/29)	55	57,561
3.65%, 09/15/23 (Call 08/15/23)	113	118,163
3.80%, 12/15/26 (Call 09/15/26)	84	91,517
3.85%, 12/15/25 (Call 09/15/25)	62	67,194
4.20%, 09/15/28 (Call 06/15/28)	10	11,277
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	20	19,834
1.50%, 07/15/28 (Call 05/15/28)	160	157,646
2.90%, 07/15/51 (Call 01/15/51)	55	56,996
3.05%, 07/15/61 (Call 01/15/61)	70	73,675
3.25%, 04/11/23 (Call 03/11/23)	115	118,819

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
3.70%, 04/11/28 (Call 01/11/28)	$60	$66,949
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	110	102,654
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	30	30,162
3.88%, 03/15/31 (Call 03/15/26)	30	29,772
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	10	9,780
3.90%, 08/21/27 (Call 05/21/27)	47	51,214
4.50%, 05/15/25 (Call 04/15/25)	118	128,874
4.65%, 05/15/27 (Call 03/15/27)	112	126,491
4.70%, 05/15/30 (Call 02/15/30)	72	83,445
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	40	39,179
		7,192,441
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(c)	200	198,510

Telecommunications — 2.2%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	62	64,277
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	47	58,010
4.46%, 04/01/48 (Call 10/01/47)	49	61,655
Series US-3, 0.75%, 03/17/24	110	109,032
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	20	22,427
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	200	213,572
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	210	215,764
4.25%, 11/08/49 (Call 05/08/49)(b)	55	59,112
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	100	99,286
9.63%, 12/15/30	160	237,992
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 12/01/21)(b)	30	30,525
8.00%, 10/15/25 (Call 12/01/21)(b)	10	10,400
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	154	157,975
2.50%, 09/20/26 (Call 06/20/26)	207	217,946
2.95%, 02/28/26	62	66,148
3.50%, 06/15/25	22	23,804
3.63%, 03/04/24	71	75,445
5.50%, 01/15/40	85	119,596
5.90%, 02/15/39	104	150,805
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	115	111,626
6.00%, 03/01/26 (Call 03/01/22)(b)	70	71,675
7.13%, 07/01/28 (Call 07/01/23)(b)	40	37,200
8.25%, 03/01/27 (Call 03/01/22)(b)	60	58,801
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	45	40,451
6.00%, 06/15/25 (Call 12/13/21)(b)	74	72,032
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(f)	25	24,637
6.50%, 10/01/28 (Call 10/01/23)(b)	45	46,755
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	42	48,425
4.38%, 11/15/57 (Call 05/15/57)	17	20,926
4.70%, 03/15/37	14	16,849
4.75%, 03/15/42	25	32,157
5.35%, 11/15/48 (Call 05/15/48)	81	112,767
5.45%, 11/15/79 (Call 05/19/79)	79	107,229
5.75%, 08/15/40	6	8,194
	Par
Security	(000)	Value

Telecommunications (continued)
5.85%, 11/15/68 (Call 05/15/68)	$22	$33,312
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(c)	200	215,776
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	7	6,917
2.00%, 12/10/30 (Call 09/10/30)	12	11,458
3.75%, 08/15/29 (Call 05/15/29)	15	16,340
5.95%, 03/15/41	35	46,591
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	117	114,313
4.00%, 09/01/24	87	92,816
4.60%, 02/23/28 (Call 11/23/27)	74	84,523
4.60%, 05/23/29 (Call 02/23/29)	22	25,231
5.50%, 09/01/44	104	135,955
Nokia OYJ
4.38%, 06/12/27	30	32,182
6.63%, 05/15/39	30	40,329
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	5	4,916
1.59%, 04/03/28 (Call 02/03/28)(b)	5	4,920
2.07%, 04/03/31 (Call 01/03/31)(b)	5	5,035
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	200	200,806
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)(f)	30	27,052
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	61,889
3.00%, 03/15/23 (Call 12/15/22)	15	15,315
3.63%, 12/15/25 (Call 09/15/25)	107	114,313
3.70%, 11/15/49 (Call 05/15/49)	130	136,941
4.10%, 10/01/23 (Call 07/01/23)	135	141,454
4.30%, 02/15/48 (Call 08/15/47)	74	84,597
4.35%, 05/01/49 (Call 11/01/48)	56	65,042
4.50%, 03/15/43 (Call 09/15/42)	5	5,774
5.00%, 03/15/44 (Call 09/15/43)	93	114,662
7.50%, 08/15/38	37	56,056
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	53	61,351
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(c)	200	206,402
Telecom Italia Capital SA
6.00%, 09/30/34	60	60,525
6.38%, 11/15/33	55	57,361
7.20%, 07/18/36	60	65,556
7.72%, 06/04/38	60	68,644
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	90	93,320
Telefonica Emisiones SA
4.67%, 03/06/38	5	5,794
5.21%, 03/08/47	170	212,920
7.05%, 06/20/36	279	400,493
Telefonica Europe BV, 8.25%, 09/15/30	66	94,034
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	43,819
3.70%, 09/15/27 (Call 06/15/27)	60	65,574
4.30%, 06/15/49 (Call 12/15/48)	44	54,429
4.60%, 11/16/48 (Call 05/16/48)	60	78,158
United States Cellular Corp., 6.70%, 12/15/33	35	42,627
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	200	196,684
4.00%, 04/09/25 (Call 01/09/25)(b)	200	204,446
Verizon Communications Inc.
0.75%, 03/22/24	73	72,505
0.85%, 11/20/25 (Call 10/20/25)	66	64,154

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
1.50%, 09/18/30 (Call 06/18/30)	$37	$34,662
1.68%, 10/30/30 (Call 07/30/30)	100	94,365
1.75%, 01/20/31 (Call 10/20/30)	113	106,930
2.10%, 03/22/28 (Call 01/22/28)	144	143,951
2.36%, 03/15/32 (Call 12/15/31)(b)	156	154,265
2.55%, 03/21/31 (Call 12/21/30)	182	183,969
2.63%, 08/15/26	140	145,832
2.65%, 11/20/40 (Call 05/20/40)	168	161,129
2.85%, 09/03/41 (Call 03/03/41)	130	129,080
2.88%, 11/20/50 (Call 05/20/50)	233	226,199
2.99%, 10/30/56 (Call 04/30/56)	265	256,581
3.00%, 03/22/27 (Call 01/22/27)	27	28,507
3.00%, 11/20/60 (Call 05/20/60)	187	180,625
3.15%, 03/22/30 (Call 12/22/29)	74	78,453
3.38%, 02/15/25	20	21,241
3.40%, 03/22/41 (Call 09/22/40)	272	288,850
3.50%, 11/01/24 (Call 08/01/24)	5	5,316
3.55%, 03/22/51 (Call 09/22/50)	244	267,495
3.70%, 03/22/61 (Call 09/22/60)	200	221,016
3.85%, 11/01/42 (Call 05/01/42)	92	103,168
3.88%, 02/08/29 (Call 11/08/28)	74	82,098
4.00%, 03/22/50 (Call 09/22/49)	59	68,763
4.02%, 12/03/29 (Call 09/03/29)	358	401,003
4.13%, 03/16/27	84	93,436
4.13%, 08/15/46	105	123,602
4.27%, 01/15/36	100	117,926
4.33%, 09/21/28	146	166,402
4.40%, 11/01/34 (Call 05/01/34)	87	101,968
4.50%, 08/10/33	126	148,662
4.75%, 11/01/41	97	121,800
4.81%, 03/15/39	54	67,789
4.86%, 08/21/46	144	189,599
5.25%, 03/16/37	89	117,027
5.50%, 03/16/47	77	109,585
5.85%, 09/15/35	72	96,664
6.40%, 09/15/33	7	9,494
6.55%, 09/15/43	17	26,751
7.75%, 12/01/30	15	21,446
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	25	24,436
Vodafone Group PLC
2.95%, 02/19/23	7	7,177
3.25%, 06/04/81 (Call 06/04/26)(a)	45	44,154
3.75%, 01/16/24	61	64,591
4.13%, 05/30/25	82	89,256
4.13%, 06/04/81 (Call 03/04/31)(a)	60	59,193
4.25%, 09/17/50	79	91,373
4.38%, 05/30/28	37	41,795
4.38%, 02/19/43	19	22,261
4.88%, 06/19/49	271	340,295
5.00%, 05/30/38	134	167,310
5.13%, 06/19/59	33	43,256
5.13%, 06/04/81 (Call 12/04/50)(a)	50	50,648
5.25%, 05/30/48	154	200,300
6.15%, 02/27/37	20	27,167
6.25%, 11/30/32	32	42,355
7.00%, 04/04/79 (Call 01/04/29)(a)	120	143,153
		13,201,175
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	15,675
	Par
Security	(000)	Value

Toys, Games & Hobbies (continued)
3.50%, 09/15/27 (Call 06/15/27)	$15	$16,210
3.55%, 11/19/26 (Call 09/19/26)	45	48,355
3.90%, 11/19/29 (Call 08/19/29)	90	99,050
5.10%, 05/15/44 (Call 11/15/43)	88	107,836
6.35%, 03/15/40	91	127,204
		414,330
Transportation — 0.2%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	12	12,992
4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,498
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	57	64,179
MTR Corp. Ltd., 1.63%, 08/19/30(c)	400	390,604
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	60	62,022
2.90%, 12/01/26 (Call 10/01/26)	99	103,515
3.35%, 09/01/25 (Call 08/01/25)	121	128,672
3.40%, 03/01/23 (Call 02/01/23)	20	20,607
3.65%, 03/18/24 (Call 02/18/24)	65	68,649
3.75%, 06/09/23 (Call 05/09/23)	62	64,531
3.88%, 12/01/23 (Call 11/01/23)	55	58,005
4.63%, 06/01/25 (Call 05/01/25)	32	35,287
		1,020,561
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	25	26,767
CMB International Leasing Management Ltd.
2.75%, 08/12/30(c)	200	195,958
3.00%, 07/03/24(c)	200	206,338
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	20	18,992
3.10%, 06/01/51 (Call 12/01/50)	35	34,721
3.25%, 09/15/26 (Call 06/15/26)	30	31,784
3.50%, 03/15/28 (Call 12/15/27)	10	10,812
4.00%, 06/30/30 (Call 03/30/30)	25	27,839
4.35%, 02/15/24 (Call 01/15/24)	85	90,669
4.55%, 11/07/28 (Call 08/07/28)	21	24,143
5.20%, 03/15/44 (Call 09/15/43)	25	32,110
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	162	160,777
2.70%, 03/14/23 (Call 02/14/23)(b)	12	12,254
2.70%, 11/01/24 (Call 10/01/24)(b)	22	22,758
3.35%, 11/01/29 (Call 08/01/29)(b)	12	12,796
3.45%, 07/01/24 (Call 06/01/24)(b)	5	5,267
3.95%, 03/10/25 (Call 01/10/25)(b)	17	18,216
4.00%, 07/15/25 (Call 06/15/25)(b)	22	23,735
4.45%, 01/29/26 (Call 11/29/25)(b)	17	18,739
		974,675
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	5	5,193
2.95%, 09/01/27 (Call 06/01/27)	5	5,291
3.40%, 03/01/25 (Call 12/01/24)	30	31,811
3.45%, 06/01/29 (Call 03/01/29)	52	56,621
3.45%, 05/01/50 (Call 11/01/49)	44	48,147
3.75%, 09/01/28 (Call 06/01/28)	40	44,437
3.75%, 09/01/47 (Call 03/01/47)	61	69,717
4.00%, 12/01/46 (Call 06/01/46)	75	88,429
4.15%, 06/01/49 (Call 12/01/48)	47	56,537

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
4.20%, 09/01/48 (Call 03/01/48)	$75	$91,990
4.30%, 12/01/42 (Call 06/01/42)	67	82,054
4.30%, 09/01/45 (Call 03/01/45)	10	12,454
6.59%, 10/15/37	80	117,330
		710,011
Total Corporate Bonds & Notes — 34.2%
(Cost: $207,580,985)		206,273,931

Foreign Government Obligations(g)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(h)	395	107,115
1.00%, 07/09/29	130	38,350
1.13%, 07/09/35(h)	365	95,339
2.00%, 01/09/38(h)	80	23,370
2.50%, 07/09/41(h)	150	43,728
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 12/31/21)(h)	390	121,442
1.00%, 07/09/29 (Call 12/31/21)	100	33,283
1.13%, 07/09/35 (Call 12/31/21)(h)	550	155,458
1.13%, 07/09/46 (Call 12/31/21)(h)	160	45,627
2.00%, 01/09/38 (Call 12/31/21)(h)	260	86,195
2.50%, 07/09/41 (Call 12/31/21)(h)	180	55,757
		805,664
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30(c)	105	103,878

Brazil — 0.2%
Brazilian Government International Bond
3.75%, 09/12/31	200	183,618
3.88%, 06/12/30	200	187,870
5.63%, 01/07/41	100	98,584
7.13%, 01/20/37	200	234,324
10.13%, 05/15/27	200	276,124
		980,520
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	70	68,816
1.63%, 01/22/25	490	500,550
2.00%, 11/15/22	178	180,859
Export Development Canada
1.38%, 02/24/23	195	197,297
2.63%, 02/21/24	210	218,740
2.75%, 03/15/23	25	25,737
Province of Alberta Canada
1.00%, 05/20/25	120	119,454
1.30%, 07/22/30	185	177,809
1.88%, 11/13/24	25	25,632
3.30%, 03/15/28	115	126,785
3.35%, 11/01/23	15	15,765
Province of British Columbia Canada
0.90%, 07/20/26	35	34,460
1.30%, 01/29/31	10	9,735
2.25%, 06/02/26	30	31,341
6.50%, 01/15/26	40	48,089
Series 10, 1.75%, 09/27/24	15	15,354
Province of Manitoba Canada
2.13%, 06/22/26	25	25,911
	Par
Security	(000)	Value

Canada (continued)
3.05%, 05/14/24	$12	$12,634
Province of New Brunswick Canada, 3.63%, 02/24/28	50	56,274
Province of Ontario Canada
0.63%, 01/21/26	45	43,964
1.05%, 04/14/26	10	9,910
1.05%, 05/21/27(f)	190	185,843
1.13%, 10/07/30	10	9,527
1.60%, 02/25/31	35	34,556
2.00%, 10/02/29	5	5,121
2.30%, 06/15/26	60	62,645
2.50%, 04/27/26	290	305,167
3.05%, 01/29/24	25	26,226
3.20%, 05/16/24	217	229,260
3.40%, 10/17/23	71	74,598
Province of Quebec Canada
0.60%, 07/23/25	55	53,943
1.35%, 05/28/30	60	58,553
2.50%, 04/20/26	155	163,316
2.63%, 02/13/23	230	235,847
2.75%, 04/12/27	408	436,164
Series NJ, 7.50%, 07/15/23	20	22,190
Series NN, 7.13%, 02/09/24	15	16,995
Series QO, 2.88%, 10/16/24	160	168,672
Series QW, 2.50%, 04/09/24	10	10,397
Series QX, 1.50%, 02/11/25	178	180,512
PSP Capital Inc., 0.50%, 09/15/24(b)	50	49,417
		4,274,065
Chile — 0.1%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	197,348
3.24%, 02/06/28 (Call 11/06/27)	200	210,420
3.50%, 01/25/50 (Call 07/25/49)	200	206,932
3.86%, 06/21/47	200	219,500
		834,200
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	201,376
4.13%, 02/22/42 (Call 08/22/41)	200	169,738
6.13%, 01/18/41	100	104,229
7.38%, 09/18/37	200	233,650
8.13%, 05/21/24	25	28,405
		737,398
Costa Rica — 0.1%
Costa Rica Government International Bond
4.38%, 04/30/25(c)	200	203,040
6.13%, 02/19/31(c)	200	200,344
		403,384
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	80	97,280

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	270	262,130

Germany — 0.1%
FMS Wertmanagement
2.75%, 03/06/23	310	319,049
2.75%, 01/30/24	35	36,523

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Germany (continued)
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(c)	$100	$99,223
		454,795
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	195,346

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(c)	200	193,656
5.38%, 02/21/23	50	52,723
5.38%, 03/25/24	50	54,534
7.63%, 03/29/41	50	81,735
		382,648
Israel — 0.1%
State of Israel
2.50%, 01/15/30	200	207,602
3.38%, 01/15/50	200	212,774
3.80%, 05/13/60(c)	200	228,476
		648,852
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	220	226,310
3.88%, 05/06/51	45	49,367
4.00%, 10/17/49	5	5,636
5.38%, 06/15/33	257	321,504
		602,817
Japan — 0.2%
Development Bank of Japan Inc., 3.13%, 09/06/23(b)	200	208,622
Japan Bank for International Cooperation
0.63%, 05/22/23	20	20,023
0.63%, 07/15/25	215	210,767
1.75%, 01/23/23	200	202,928
1.88%, 04/15/31	305	310,883
2.75%, 01/21/26	200	212,056
2.88%, 07/21/27	200	214,800
3.25%, 07/20/28	5	5,535
		1,385,614
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%, 07/21/25(c)	200	225,438

Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31(c)	250	250,878

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)	200	204,766

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	200	199,174
1.13%, 06/14/30(b)	200	193,668
		392,842
Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	186,514
4.50%, 05/15/47	200	214,852
4.50%, 04/16/50 (Call 10/16/49)	200	214,236
6.70%, 01/26/36	100	131,535
	Par
Security	(000)	Value

Panama (continued)
9.38%, 04/01/29	$100	$142,903
		890,040
Paraguay — 0.0%
Paraguay Government International Bond, 5.00%, 04/15/26(c)	200	219,966

Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	200	181,498
2.39%, 01/23/26 (Call 12/23/25)	100	101,498
2.78%, 12/01/60 (Call 06/01/60)	100	84,996
3.30%, 03/11/41 (Call 09/11/40)	100	97,116
3.55%, 03/10/51 (Call 09/10/50)	100	100,156
5.63%, 11/18/50	50	68,033
6.55%, 03/14/37	100	134,130
8.75%, 11/21/33	100	154,098
		921,525
Poland — 0.0%
Republic of Poland Government International Bond, 4.00%, 01/22/24	126	133,338

Qatar — 0.3%
Qatar Government International Bond
3.75%, 04/16/30(c)	200	223,102
3.88%, 04/23/23(c)	200	208,426
4.00%, 03/14/29(c)	200	225,020
4.63%, 06/02/46(c)	200	250,830
4.82%, 03/14/49(c)	200	258,754
5.10%, 04/23/48(c)	200	267,106
5.75%, 01/20/42(b)	200	279,038
		1,712,276
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(c)	100	99,085
5.13%, 06/15/48(c)	100	113,929
6.13%, 01/22/44(c)	50	63,525
		276,539
Russia — 0.2%
Russian Foreign Bond-Eurobond
4.38%, 03/21/29(c)	200	221,816
5.10%, 03/28/35(c)	400	473,460
5.63%, 04/04/42(c)	200	260,554
12.75%, 06/24/28(c)	200	321,000
		1,276,830
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	211,094
5.65%, 09/27/47	200	184,856
5.88%, 09/16/25	200	220,420
		616,370
South Korea — 0.1%
Korea International Bond, 2.75%, 01/19/27	200	212,428
Korea National Oil Corp., 2.50%, 10/24/26(c)	200	208,218
Korea Resources Corp., 1.75%, 04/15/26(c)	200	199,254
		619,900
Supranational — 2.2%
African Development Bank
0.75%, 04/03/23	202	202,812
0.88%, 03/23/26	145	143,443
0.88%, 07/22/26	115	113,352

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
3.00%, 09/20/23	$205	$213,973
Asian Development Bank
0.25%, 07/14/23	174	173,354
0.25%, 10/06/23	160	159,102
0.38%, 06/11/24	22	21,775
0.38%, 09/03/25	80	77,963
0.50%, 02/04/26	265	258,598
0.63%, 04/29/25	270	266,647
0.75%, 10/08/30(f)	160	150,526
1.00%, 04/14/26	114	113,366
1.25%, 06/09/28	25	24,801
1.50%, 10/18/24	221	224,938
1.50%, 03/04/31	20	20,025
1.63%, 01/24/23	41	41,602
1.75%, 08/14/26	10	10,259
1.75%, 09/19/29	100	102,048
1.88%, 01/24/30	40	41,357
2.00%, 01/22/25	105	108,441
2.00%, 04/24/26	94	97,503
2.13%, 03/19/25	69	71,583
2.38%, 08/10/27	15	15,872
2.50%, 11/02/27	35	37,279
2.63%, 01/30/24	155	161,496
2.75%, 03/17/23	164	168,974
2.75%, 01/19/28	10	10,832
3.13%, 09/26/28	10	11,113
5.82%, 06/16/28	100	127,193
6.22%, 08/15/27(f)	180	225,374
6.38%, 10/01/28	35	45,916
Council of Europe Development Bank
1.38%, 02/27/25	25	25,323
2.63%, 02/13/23	80	82,103
European Bank for Reconstruction & Development
0.25%, 07/10/23	9	8,965
0.50%, 05/19/25	89	87,394
0.50%, 11/25/25	20	19,512
0.50%, 01/28/26	125	122,025
1.50%, 02/13/25	40	40,686
1.63%, 09/27/24	10	10,216
2.75%, 03/07/23	130	133,845
European Investment Bank
0.25%, 09/15/23	65	64,654
0.38%, 12/15/25	110	106,773
0.38%, 03/26/26	55	53,274
0.63%, 07/25/25	75	73,883
0.63%, 10/21/27	10	9,597
0.75%, 10/26/26(f)	20	19,574
0.75%, 09/23/30	154	145,107
0.88%, 05/17/30	34	32,502
1.25%, 02/14/31	15	14,712
1.38%, 05/15/23	100	101,360
1.63%, 03/14/25	137	139,933
1.63%, 10/09/29	10	10,124
1.63%, 05/13/31	5	5,063
1.88%, 02/10/25	436	448,792
2.13%, 04/13/26	105	109,456
2.25%, 06/24/24	70	72,614
2.38%, 05/24/27	230	243,248
2.50%, 03/15/23	118	121,174
2.50%, 10/15/24	154	161,152
	Par
Security	(000)	Value

Supranational (continued)
2.63%, 03/15/24	$25	$26,087
2.88%, 08/15/23	35	36,397
3.13%, 12/14/23	421	442,340
3.25%, 01/29/24	343	361,916
4.88%, 02/15/36	67	93,649
European Stability Mechanism, 0.38%, 09/10/25(b)	200	194,584
Inter-American Development Bank
0.25%, 11/15/23	50	49,683
0.50%, 05/24/23	130	130,116
0.63%, 07/15/25	70	68,935
0.63%, 09/16/27	50	47,973
0.88%, 04/03/25	55	54,807
0.88%, 04/20/26	25	24,718
1.13%, 07/20/28	55	54,031
1.13%, 01/13/31	80	77,584
1.75%, 03/14/25	90	92,257
2.00%, 06/02/26	50	51,834
2.00%, 07/23/26	200	207,302
2.13%, 01/15/25	156	161,691
2.25%, 06/18/29	101	106,618
2.38%, 07/07/27	5	5,282
2.50%, 01/18/23	84	86,019
2.63%, 01/16/24	97	101,006
3.00%, 10/04/23	176	183,851
3.00%, 02/21/24	177	185,981
3.13%, 09/18/28	346	383,956
3.20%, 08/07/42	5	5,920
3.88%, 10/28/41	170	221,019
4.38%, 01/24/44	79	110,654
International Bank for Reconstruction & Development
0.13%, 04/20/23	127	126,477
0.25%, 11/24/23	59	58,617
0.38%, 07/28/25	95	92,715
0.50%, 10/28/25	35	34,202
0.63%, 04/22/25	232	229,172
0.75%, 03/11/25	220	218,500
0.75%, 11/24/27	154	148,622
0.75%, 08/26/30	66	62,266
0.88%, 07/15/26	40	39,499
0.88%, 05/14/30	64	61,160
1.13%, 09/13/28	100	98,149
1.25%, 02/10/31	126	123,518
1.63%, 01/15/25	175	178,759
1.75%, 04/19/23	70	71,273
2.50%, 03/19/24	362	376,773
3.00%, 09/27/23	101	105,474
4.75%, 02/15/35(f)	170	227,576
7.63%, 01/19/23	45	48,686
Series GDIF, 0.65%, 02/10/26 (Call 02/10/22)	5	4,844
Series GDIF, 1.38%, 04/20/28	175	175,152
Series GDIF, 1.50%, 08/28/24	195	198,606
Series GDIF, 1.75%, 10/23/29	150	153,063
Series GDIF, 1.88%, 06/19/23	49	50,058
Series GDIF, 1.88%, 10/27/26	38	39,237
Series GDIF, 2.50%, 11/25/24	142	148,751
Series GDIF, 2.50%, 07/29/25	127	133,567
Series GDIF, 2.50%, 11/22/27	40	42,612
Series GDIF, 3.13%, 11/20/25	30	32,362
International Finance Corp.
0.38%, 07/16/25	90	87,877

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
0.75%, 08/27/30	$40	$37,640
1.38%, 10/16/24	85	86,216
2.13%, 04/07/26	95	99,106
2.88%, 07/31/23	93	96,616
Nordic Investment Bank, 0.38%, 09/11/25	200	194,650
		13,352,583
Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	40	39,723
0.50%, 08/26/25	200	195,380
1.75%, 12/12/23	200	204,228
		439,331
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
1.63%, 06/02/28(c)	200	197,236
1.70%, 03/02/31(c)	200	192,950
1.88%, 09/15/31(c)	200	195,240
2.50%, 09/30/29(c)	200	207,268
3.13%, 10/11/27(c)	200	214,638
3.88%, 04/16/50(c)	200	232,336
4.13%, 10/11/47(c)	200	238,832
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(c)	200	202,510
Finance Department Government of Sharjah, 3.63%, 03/10/33(c)	200	195,454
UAE International Government Bond, 2.88%, 10/19/41(c)	200	200,152
		2,076,616
United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	145	145,116

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	100	116,888
4.50%, 08/14/24	25	26,467
4.98%, 04/20/55	50	63,943
5.10%, 06/18/50	74	96,077
7.63%, 03/21/36	100	149,711
7.88%, 01/15/33	125	183,424
		636,510
Total Foreign Government Obligations — 6.0%
(Cost: $37,272,480)		36,559,455

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.4%
Federal Home Loan Mortgage Corp.
1.50%, 12/16/36(i)	4,350	4,372,770
2.00%, 08/01/36	247	253,936
2.00%, 09/01/36	923	946,558
2.00%, 10/01/36	299	307,091
2.00%, 11/01/36	103	105,811
2.00%, 12/16/36(i)	3,579	3,669,733
2.00%, 08/01/50	950	953,425
2.00%, 07/25/51(i)	1,825	1,822,434
2.00%, 08/01/51	49	49,269
2.00%, 10/01/51	522	524,751
2.00%, 11/01/51	701	702,947
2.00%, 12/01/51	205	205,271
2.50%, 07/01/36	475	493,395
2.50%, 11/01/50	236	242,352
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/25/51(i)	$1,450	$1,482,852
2.50%, 09/01/51	929	953,811
2.50%, 10/01/51	1,914	1,966,105
2.50%, 11/01/51	700	718,516
3.00%, 05/01/29	789	827,090
3.00%, 11/01/51	83	86,405
3.50%, 11/01/47	108	114,051
3.50%, 02/01/48	451	477,385
4.00%, 01/01/48	55	59,205
4.00%, 05/01/48	1,783	1,900,815
4.00%, 05/01/50	380	404,780
4.50%, 10/01/50	227	247,188
Federal National Mortgage Association
2.00%, 06/01/36	770	789,841
2.00%, 08/01/36	272	279,632
2.00%, 11/01/36	157	161,623
2.00%, 07/01/50	311	311,824
2.00%, 11/01/50	1,996	2,001,707
2.00%, 06/01/51	613	615,655
2.00%, 07/01/51	712	713,594
2.00%, 08/01/51	185	185,499
2.00%, 10/01/51	4,655	4,670,150
2.00%, 11/01/51	1,713	1,715,743
2.00%, 12/01/51	3,485	3,492,394
2.50%, 10/01/35	65	67,602
2.50%, 05/01/36	697	723,118
2.50%, 06/01/36	115	119,735
2.50%, 07/01/36	265	276,809
2.50%, 10/01/50	122	126,149
2.50%, 11/01/50	972	998,144
2.50%, 01/01/51	272	279,541
2.50%, 03/01/51	469	482,616
2.50%, 07/01/51	461	473,498
2.50%, 08/01/51	1,427	1,471,235
2.50%, 09/01/51	990	1,016,528
2.50%, 10/01/51	223	229,459
3.00%, 03/01/30	161	168,741
3.00%, 12/01/49	1,578	1,650,848
3.00%, 07/01/51	2,731	2,848,904
3.00%, 08/01/51	510	535,797
3.00%, 01/13/52(i)	175	181,494
3.50%, 09/01/47	847	895,342
3.50%, 10/01/47	430	454,189
3.50%, 06/01/49	274	289,422
4.00%, 03/01/49	273	291,508
4.00%, 04/01/50	802	853,885
4.00%, 01/14/52(i)	250	266,387
4.50%, 04/01/49	117	129,210
4.50%, 12/13/51(i)	1,175	1,262,437
5.00%, 12/13/51(i)	225	246,480
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	187	195,438
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	50	57,329
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	340	336,156
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	249,158
FHLMC Multifamily Structured Pass Through Certificates,
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	100	106,663
Freddie Mac Multifamily Structured Pass Through Certificates
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,044,518
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	75	79,063
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	79,235

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	$100	$108,600
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	219,814
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	48,821
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	1,000	1,009,458
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	700	740,343
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	178,414
Government National Mortgage Association
1.50%, 12/20/51(i)	200	195,719
2.00%, 04/20/51	454	460,600
2.00%, 10/20/51	1,328	1,346,442
2.00%, 12/20/51(i)	5,518	5,589,562
2.50%, 01/20/51	251	257,748
2.50%, 02/20/51	260	267,354
2.50%, 05/20/51	2,545	2,616,321
2.50%, 07/20/51	641	659,416
2.50%, 08/20/51	148	152,201
2.50%, 11/20/51	2,000	2,056,402
2.50%, 12/20/51(i)	1,871	1,922,306
3.00%, 03/20/45	46	48,528
3.00%, 12/20/45	5	5,584
3.00%, 01/20/46	6	5,782
3.00%, 03/20/46	372	389,179
3.00%, 05/20/46	3	3,554
3.00%, 08/20/46	15	15,346
3.00%, 09/20/46	135	141,520
3.00%, 04/20/49	70	72,860
3.00%, 07/20/49(i)	325	336,413
3.00%, 10/15/49	46	47,940
3.00%, 12/20/49	1,574	1,632,075
3.00%, 01/20/50	218	226,361
3.00%, 02/20/50	562	582,004
3.00%, 07/20/50	176	182,380
3.00%, 12/20/50	249	257,727
3.00%, 01/20/51	244	252,742
3.00%, 08/20/51	564	586,090
3.00%, 11/20/51	166	172,775
3.00%, 12/20/51(i)	1,485	1,539,643
3.50%, 05/20/47	629	662,269
3.50%, 09/20/47	1,247	1,311,979
3.50%, 02/20/48	227	238,516
3.50%, 01/20/50	564	588,945
3.50%, 05/20/51	253	264,854
3.50%, 12/20/51(i)	1,986	2,074,284
4.00%, 02/20/49	1,338	1,418,074
4.00%, 01/20/50	77	81,634
4.00%, 12/20/51(i)	2,700	2,851,031
4.50%, 09/20/48	152	160,946
4.50%, 01/20/49	307	325,627
4.50%, 12/20/51(i)	400	424,641
5.00%, 12/20/51(i)	150	161,367
Uniform Mortgage-Backed Securities
1.50%, 12/13/51(i)	4,050	3,915,211
2.00%, 12/01/35	61	62,241
2.00%, 02/01/36	1,022	1,051,485
2.00%, 03/01/36	161	164,981
2.00%, 04/01/36	71	72,346
2.00%, 09/01/50	113	113,539
2.00%, 10/01/50	90	90,888
2.00%, 12/01/50	69	69,162
2.00%, 01/01/51	834	836,986
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/51	$465	$465,399
2.00%, 03/01/51	454	455,627
2.00%, 04/01/51	886	888,019
2.00%, 05/01/51	1,254	1,256,307
2.00%, 06/01/51	342	342,416
2.00%, 11/01/51	216	216,161
2.00%, 12/13/51(i)	8,451	8,457,774
2.50%, 07/01/32	576	600,711
2.50%, 11/01/34	59	61,515
2.50%, 10/01/35	80	83,031
2.50%, 12/16/35(i)	1,900	1,969,895
2.50%, 03/01/36	116	121,939
2.50%, 11/01/50	432	444,034
2.50%, 01/01/51	88	90,102
2.50%, 02/01/51	576	590,897
2.50%, 03/01/51	177	182,094
2.50%, 04/01/51	62	63,777
2.50%, 05/01/51	536	550,014
2.50%, 06/01/51	433	444,151
2.50%, 12/13/51(i)	7,029	7,205,823
3.00%, 03/01/35	58	60,949
3.00%, 07/01/35	44	45,823
3.00%, 12/16/36(i)	2,620	2,740,823
3.00%, 11/01/46	124	130,531
3.00%, 12/01/46	110	115,730
3.00%, 04/01/48	775	817,118
3.00%, 11/01/48	166	173,817
3.00%, 04/01/50	25	25,439
3.00%, 07/01/50	46	47,676
3.00%, 08/01/50	215	226,678
3.00%, 10/01/50	320	334,391
3.00%, 01/01/51	101	105,748
3.00%, 04/01/51	92	96,543
3.00%, 12/13/51(i)	5,606	5,821,043
3.50%, 02/01/34	174	186,609
3.50%, 12/16/36(i)	525	554,798
3.50%, 07/01/47	85	89,957
3.50%, 09/01/47	14	15,157
3.50%, 02/01/48	95	100,507
3.50%, 02/01/49	80	85,813
3.50%, 06/01/49	75	79,438
3.50%, 12/01/49	421	443,560
3.50%, 05/01/50	644	676,947
3.50%, 12/13/51(i)	5,667	5,957,876
4.00%, 09/01/47	57	61,430
4.00%, 09/01/48	312	332,998
4.00%, 08/01/49	371	402,669
4.00%, 12/13/51(i)	4,025	4,289,141
5.00%, 09/01/49	46	49,940
		147,140,111
U.S. Government Obligations — 33.1%
U.S. Treasury Note/Bond
0.13%, 12/31/22	650	648,959
0.13%, 02/28/23	420	418,884
0.13%, 05/15/23	1,800	1,793,320
0.13%, 06/30/23	6,810	6,778,610
0.13%, 09/15/23	6,260	6,219,163
0.13%, 10/15/23	830	823,970
0.13%, 12/15/23	3,250	3,220,039
0.13%, 01/15/24	4,430	4,384,662

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.13%, 02/15/24	$1,000	$989,063
0.25%, 04/15/23	5,630	5,620,763
0.25%, 11/15/23	700	695,953
0.25%, 03/15/24	1,710	1,694,236
0.25%, 05/15/24	2,600	2,570,953
0.25%, 06/15/24	12,325	12,176,715
0.25%, 05/31/25	1,250	1,218,750
0.25%, 08/31/25	300	291,516
0.25%, 09/30/25	3,780	3,671,325
0.38%, 04/15/24	1,850	1,836,414
0.38%, 07/15/24	1,800	1,782,562
0.38%, 08/15/24	2,400	2,375,438
0.38%, 09/15/24	10,540	10,420,602
0.38%, 11/30/25	800	778,375
0.38%, 12/31/25	560	544,425
0.38%, 01/31/26	4,770	4,631,745
0.38%, 09/30/27	2,300	2,187,156
0.50%, 02/28/26	800	780,250
0.50%, 05/31/27	1,000	961,797
0.50%, 08/31/27	1,380	1,323,075
0.50%, 10/31/27	230	219,955
0.63%, 10/15/24	4,040	4,019,800
0.63%, 11/30/27	700	673,750
0.63%, 12/31/27	1,745	1,677,927
0.63%, 05/15/30	115	107,956
0.63%, 08/15/30	2,350	2,201,289
0.75%, 03/31/26	300	295,547
0.75%, 04/30/26	400	393,719
0.75%, 08/31/26	600	589,266
0.75%, 01/31/28	2,700	2,612,883
0.88%, 06/30/26	6,300	6,229,125
0.88%, 09/30/26	6,900	6,811,594
0.88%, 11/15/30	1,190	1,137,938
1.00%, 07/31/28	2,100	2,053,078
1.13%, 10/31/26	2,400	2,397,000
1.13%, 02/29/28	2,130	2,110,031
1.13%, 08/31/28	2,400	2,364,000
1.13%, 02/15/31	1,015	991,211
1.13%, 05/15/40	2,300	2,039,812
1.13%, 08/15/40	1,390	1,229,281
1.25%, 11/30/26	1,000	1,004,609
1.25%, 03/31/28	2,550	2,540,637
1.25%, 04/30/28	300	298,758
1.25%, 05/31/28	600	597,234
1.25%, 06/30/28	4,660	4,633,787
1.25%, 09/30/28	5,100	5,062,547
1.25%, 08/15/31	4,450	4,379,773
1.25%, 05/15/50	2,055	1,797,162
1.38%, 09/30/23	900	914,344
1.38%, 10/31/28	1,970	1,970,923
1.38%, 11/15/31	1,000	994,063
1.38%, 11/15/40	1,180	1,088,181
1.38%, 08/15/50	740	667,734
1.50%, 08/15/26	1,400	1,423,625
1.50%, 11/30/28	800	807,000
1.63%, 05/15/26	1,650	1,686,738
1.63%, 05/15/31	4,400	4,486,625
1.63%, 11/15/50	1,000	958,906
1.75%, 05/15/23	450	458,877
1.75%, 08/15/41	3,320	3,259,306
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
1.88%, 02/15/41	$750	$752,344
1.88%, 02/15/51	2,470	2,511,295
2.00%, 04/30/24	500	515,664
2.00%, 06/30/24	2,300	2,374,570
2.00%, 02/15/50	900	940,219
2.00%, 08/15/51	3,550	3,718,070
2.13%, 12/31/22	1,600	1,631,687
2.25%, 03/31/26	600	629,109
2.25%, 05/15/41	3,150	3,353,766
2.25%, 08/15/46	2,500	2,700,000
2.38%, 05/15/51	3,500	3,970,312
2.50%, 02/15/45	1,375	1,540,215
2.50%, 02/15/46	1,860	2,096,859
2.50%, 05/15/46	3,200	3,611,000
2.63%, 06/30/23	200	206,922
2.63%, 12/31/23	500	520,977
2.75%, 08/15/42	190	219,242
2.75%, 08/15/47	400	476,375
2.88%, 09/30/23(f)	100	104,301
2.88%, 10/31/23	1,550	1,618,963
2.88%, 08/15/45	960	1,149,150
2.88%, 11/15/46	500	604,766
3.00%, 09/30/25	1,480	1,590,075
3.00%, 10/31/25	250	268,848
3.00%, 05/15/42	250	299,727
3.00%, 11/15/44	500	606,328
3.00%, 05/15/45	990	1,206,717
3.00%, 11/15/45	200	244,875
3.00%, 02/15/47	200	247,563
4.50%, 02/15/36	100	139,594
		199,874,244
Total U.S. Government & Agency Obligations — 57.5%
(Cost: $348,279,032)		347,014,355

Short-Term Investments

Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(j)(k)	73,818	73,847,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)(l)	1,248	1,248,392
		75,096,010

Total Short-Term Investments — 12.5%
(Cost: $75,102,483)		75,096,010

Total Investments Before TBA Sales Commitments — 111.4%
(Cost: $675,778,978)		672,374,672

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association, 3.00%, 12/20/51	$(426)	(441,676)
Uniform Mortgage-Backed Securities
2.00%, 12/13/51	(3,000)	(3,002,344)
2.50%, 12/13/51	(675)	(691,980)
3.00%, 12/13/51	(83)	(86,184)

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/13/51	(250)	$(266,406)
		(4,488,590)

Total TBA Sales Commitments — (0.7)%
(Proceeds: $(4,460,565))		(4,488,590)

Total Investments, Net of TBA Sales Commitments — 110.7%
(Cost: $671,318,413)		667,886,082

Other Assets, Less Liabilities — (10.7)%		(64,065,721)

Net Assets — 100.0%		$603,820,361

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	All or a portion of this security is on loan.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Is suer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,169,878	$49,687,986	(a)	$—		$(6,172)	$(4,074)	$73,847,618	73,818	$34,470		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,026,387	—		(2,777,995	)(a)	—	—	1,248,392	1,248	8,399	(b)	—
						$(6,172)	$(4,074)	$75,096,010		$42,869		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$925,897	$—	$925,897
Collaterized Mortgage Obligations	—	6,505,024	—	6,505,024
Corporate Bonds & Notes	—	206,273,931	—	206,273,931
Foreign Government Obligations	—	36,559,455	—	36,559,455
U.S. Government & Agency Obligations	—	347,014,355	—	347,014,355
Money Market Funds	75,096,010	—	—	75,096,010
	75,096,010	597,278,662	—	672,374,672
Liabilities
TBA Sales Commitments	—	(4,488,590)	—	(4,488,590)
	$75,096,010	$592,790,072	$—	$667,886,082

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced